UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3373

WESTCORE TRUST

 (Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203

(Address of principal executive offices) (Zip code)

David T. Buhler

Westcore Trust

1290 Broadway, Suite 1100

Denver, Colorado 80203

 (Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 623-2577

Date of fiscal year end:  December 31

Date of reporting period: March 31, 2012

Item 1 – Schedule of Investments.

WESTCORE GROWTH FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		99.44%
Consumer Discretionary		16.75%
Auto Components		0.89%
BorgWarner Inc.**	7,800	$657,852

Hotels, Restaurants & Leisure		5.55%
Chipotle Mexican Grill Inc.**	1,750	731,500
Las Vegas Sands Corp.	31,080	1,789,276
Panera Bread Co. - Class A**	5,800	933,336
Starwood Hotels & Resorts Worldwide Inc.	11,500	648,715
		4,102,827

Internet & Catalog Retail		1.46%
Priceline.com Inc.**	1,502	1,077,685

Media		1.75%
CBS Corp. - Class B	38,044	1,290,072

Multiline Retail		1.00%
Nordstrom Inc.	13,265	739,126

Specialty Retail		2.93%
Home Depot Inc.	23,900	1,202,409
TJX Companies Inc.	24,166	959,632
		2,162,041

Textiles, Apparel & Luxury Goods		3.17%
Coach Inc.	10,783	833,310
Lululemon Athletica Inc. (Canada)**	10,300	769,204
Michael Kors Holdings Ltd. (British Virgin Islands)**	15,800	736,122
		2,338,636

Total Consumer Discretionary
(Cost $7,653,104)		12,368,239

Consumer Staples		6.10%
Beverages		1.99%
Fomento Economico Mexicano SAB de CV - ADR (Mexico)	7,100	584,117
Monster Beverage Corp.**	14,300	887,887
		1,472,004

Food & Staples Retailing		1.69%
Whole Foods Market Inc.	14,973	1,245,754

Personal Products		2.42%
The Estee Lauder Cos. Inc. - Class A	13,400	829,996
Herbalife Ltd. (Cayman Islands)	13,895	956,254
		1,786,250

Total Consumer Staples
(Cost $2,926,098)		4,504,008

Energy		8.06%
Energy Equipment & Services		1.28%
Schlumberger Ltd.	13,524	945,733

Oil, Gas & Consumable Fuels		6.78%
Anadarko Petroleum Corp.	7,053	552,532
EOG Resources Inc.	12,100	1,344,310
Exxon Mobil Corp.	35,900	3,113,607
		5,010,449

Total Energy
(Cost $5,600,616)		5,956,182

Financials		9.83%
Capital Markets		3.41%
Affiliated Managers Group Inc.**	7,300	$816,213
Invesco Ltd.	38,100	1,016,127
Morgan Stanley	34,900	685,436
		2,517,776

Commercial Banks		2.43%
US Bancorp	20,714	656,219
Wells Fargo & Co.	33,300	1,136,862
		1,793,081

Consumer Finance		1.33%
Capital One Financial Corp.	17,600	981,024

Diversified Financial Services		1.37%
JPMorgan Chase & Co.	22,000	1,011,560

Real Estate Investment Trusts (REITs)		1.29%
American Tower Corp. - Class A	15,179	956,581

Total Financials
(Cost $6,359,511)		7,260,022

Health Care		7.75%
Biotechnology		2.80%
Alexion Pharmaceuticals Inc.**	12,042	1,118,220
Celgene Corp.**	12,265	950,783
		2,069,003

Health Care Providers & Services		2.36%
Express Scripts Inc.**	22,000	1,191,960
Humana Inc.	5,900	545,632
		1,737,592

Pharmaceuticals		2.59%
Allergan Inc.	12,799	1,221,409
Endo Pharmaceuticals Holdings Inc.**	17,900	693,267
		1,914,676

Total Health Care
(Cost $4,655,203)		5,721,271

Industrials		13.05%
Aerospace & Defense		5.76%
Honeywell International Inc.	23,310	1,423,076
Precision Castparts Corp.	5,329	921,384
TransDigm Group Inc.**	10,803	1,250,555
Triumph Group Inc.	10,500	657,930
		4,252,945

Electrical Equipment		1.72%
AMETEK Inc.	26,216	1,271,738

Machinery		4.32%
Caterpillar Inc.	15,313	1,631,141
Cummins Inc.	7,500	900,300
Dover Corp.	10,500	660,870
		3,192,311

Road & Rail		1.25%
J.B. Hunt Transport Services Inc.	17,000	924,290

Total Industrials
(Cost $6,998,393)		9,641,284

Information Technology		32.89%
Communications Equipment		4.70%
F5 Networks Inc.**	8,900	1,201,144
QUALCOMM Inc.	33,381	2,270,576
		3,471,720

Computers & Peripherals		10.90%
Apple Inc.**	12,387	7,425,635
EMC Corp.**	20,900	624,492
		8,050,127

Internet Software & Services		5.94%
Equinix Inc.**	5,400	$850,230
Google Inc. - Class A**	3,705	2,375,794
IAC/InterActiveCorp.	11,400	559,626
LinkedIn Corp. - Class A**	5,900	601,741
		4,387,391

IT Services		5.98%
Accenture PLC - Class A (Ireland)	15,469	997,750
Alliance Data Systems Corp.**	11,348	1,429,394
Teradata Corp.**	15,800	1,076,770
VeriFone Systems Inc.**	17,600	912,912
		4,416,826

Semiconductors & Semiconductor Equipment		3.85%
Altera Corp.	24,110	960,060
Analog Devices Inc.	32,740	1,322,696
Intel Corp.	19,800	556,578
		2,839,334

Software		1.52%
Fortinet Inc.**	21,200	586,180
Synopsys Inc.**	17,500	536,550
		1,122,730

Total Information Technology
(Cost $14,644,075)		24,288,128

Materials		4.54%
Chemicals		2.11%
FMC Corp.	9,500	1,005,670
LyondellBasell Industries N.V. - Class A (Netherlands)	12,700	554,355
		1,560,025

Containers & Packaging		1.43%
Crown Holdings Inc.**	28,600	1,053,338

Metals & Mining		1.00%
Cliffs Natural Resources Inc.	10,700	741,082

Total Materials
(Cost $2,962,505)		3,354,445

Telecommunication Services		0.47%
Diversified Telecommunication Services		0.47%
BCE Inc. (Canada)	8,700	348,522

Total Telecommunication Services
(Cost $354,239)		348,522

Total Common Stocks
(Cost $52,153,744)		73,442,101

MONEY MARKET MUTUAL FUNDS		0.56%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	415,204	415,204

Total Money Market Mutual Funds
(Cost $415,204)		415,204

Total Investments
(Cost $52,568,948)	100.00%	73,857,305

Other Assets in Excess of Liabilities	0.00%*	195

Net Assets	100.00%	$73,857,500

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

* **	Less than 0.005%. Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MIDCO GROWTH FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.06%
Consumer Discretionary		15.72%
Hotels, Restaurants & Leisure		3.46%
International Game Technology	128,800	$2,162,552
Wynn Resorts Ltd.	22,900	2,859,752
		5,022,304

Household Durables		0.54%
Tempur-Pedic International Inc.**	9,300	785,199

Media		1.55%
Focus Media Holding Ltd. - ADR (Cayman Islands)	89,200	2,240,704

Multiline Retail		2.79%
Big Lots Inc.**	40,000	1,720,800
Nordstrom Inc.	41,600	2,317,952
		4,038,752

Specialty Retail		5.00%
Bed Bath & Beyond Inc.**	20,100	1,321,977
DSW Inc. - Class A	27,800	1,522,606
Express Inc.**	63,944	1,597,321
Ross Stores Inc.	36,300	2,109,030
Signet Jewelers Ltd. (Bermuda)	14,838	701,541
		7,252,475

Textiles, Apparel & Luxury Goods		2.38%
Michael Kors Holdings Ltd. (British Virgin Islands)**	21,801	1,015,708
The Warnaco Group Inc.**	41,600	2,429,440
		3,445,148

Total Consumer Discretionary
(Cost $19,821,217)		22,784,582

Consumer Staples		4.19%
Beverages		1.08%
Dr Pepper Snapple Group Inc.	38,800	1,560,148

Food Products		0.85%
Mead Johnson Nutrition Co.	14,900	1,228,952

Personal Products		2.26%
Herbalife Ltd. (Cayman Islands)	47,600	3,275,832

Total Consumer Staples
(Cost $5,062,812)		6,064,932

Energy		10.01%
Energy Equipment & Services		3.16%
Helmerich & Payne Inc.	40,400	2,179,580
Oil States International Inc.**	30,700	2,396,442
		4,576,022

Oil, Gas & Consumable Fuels		6.85%
Bill Barrett Corp.**	33,500	871,335
Pioneer Natural Resources Co.	19,400	2,164,846
SM Energy Co.	33,100	2,342,487
Southwestern Energy Co.**	42,400	1,297,440
Whiting Petroleum Corp.**	59,800	3,247,140
		9,923,248

Total Energy
(Cost $13,364,158)		14,499,270

Financials		2.58%
Commercial Banks		2.10%
Zions Bancorporation	142,100	3,049,466

Thrifts & Mortgage Finance		0.48%
Ocwen Financial Corp.**	44,400	$693,972

Total Financials
(Cost $3,182,020)		3,743,438

Health Care		21.64%
Biotechnology		4.69%
Alkermes PLC**	96,859	1,796,734
Amylin Pharmaceuticals Inc.**	64,300	1,604,928
Cubist Pharmaceuticals Inc.**	32,300	1,396,975
Onyx Pharmaceuticals Inc.**	52,900	1,993,272
		6,791,909

Health Care Equipment & Supplies		7.76%
Sirona Dental Systems Inc.**	48,400	2,494,536
St. Jude Medical Inc.	78,400	3,473,904
Thoratec Corp.**	69,800	2,352,958
Varian Medical Systems Inc.**	42,400	2,923,904
		11,245,302

Health Care Providers & Services		4.46%
DaVita Inc.**	20,750	1,871,028
HCA Holdings Inc.	52,400	1,296,376
MEDNAX Inc.**	44,400	3,302,028
		6,469,432

Life Sciences Tools & Services		2.25%
Agilent Technologies Inc.	73,100	3,253,681

Pharmaceuticals		2.48%
Endo Pharmaceuticals Holdings Inc.**	92,900	3,598,017

Total Health Care
(Cost $26,772,264)		31,358,341

Industrials		9.57%
Aerospace & Defense		3.40%
BE Aerospace Inc.**	64,600	3,001,962
Spirit Aerosystems Holdings Inc. - Class A**	78,700	1,925,002
		4,926,964

Commercial Services & Supplies		0.82%
Clean Harbors Inc.**	17,700	1,191,741

Electrical Equipment		1.04%
Cooper Industries PLC	23,700	1,515,615

Machinery		1.43%
SPX Corp.	26,700	2,070,051

Road & Rail		2.88%
Ryder System Inc.	47,600	2,513,280
Werner Enterprises Inc.	66,600	1,655,676
		4,168,956

Total Industrials
(Cost $11,369,023)		13,873,327

Information Technology		26.30%
Communications Equipment		2.10%
F5 Networks Inc.**	19,400	2,618,224
Polycom Inc.**	22,200	423,354
		3,041,578

Computers & Peripherals		3.00%
NetApp Inc.**	41,600	1,862,432
SanDisk Corp.**	50,100	2,484,459
		4,346,891

Internet Software & Services		3.68%
LinkedIn Corp. - Class A**	35,990	3,670,620
VeriSign Inc.	43,300	1,660,122
		5,330,742

Semiconductors & Semiconductor Equipment		7.75%
Altera Corp.	27,100	$1,079,122
Atmel Corp.**	236,200	2,328,932
Avago Technologies Ltd. (Singapore)	43,200	1,683,504
Cypress Semiconductor Corp.**	111,400	1,741,182
Lam Research Corp.**	66,200	2,953,844
LSI Corp.**	165,900	1,440,012
		11,226,596

Software		9.77%
Autodesk Inc.**	73,500	3,110,520
Citrix Systems Inc.**	42,000	3,314,220
Rovi Corp.**	71,500	2,327,325
TIBCO Software Inc.**	83,600	2,549,800
Zynga Inc. - Class A**	217,600	2,861,440
		14,163,305

Total Information Technology
(Cost $34,706,104)		38,109,112

Materials		8.05%
Chemicals		6.77%
Albemarle Corp.	36,200	2,313,904
Cytec Industries Inc.	24,500	1,489,355
FMC Corp.	27,900	2,953,494
Rockwood Holdings Inc.**	31,100	1,621,865
Westlake Chemical Corp.	22,000	1,425,380
		9,803,998

Metals & Mining		1.28%
Compass Minerals International Inc.	9,500	681,530
Walter Energy Inc.	19,811	1,173,009
		1,854,539

Total Materials
(Cost $8,762,962)		11,658,537

Total Common Stocks
(Cost $123,040,560)		142,091,539

MONEY MARKET MUTUAL FUNDS		1.65%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,390,595	2,390,595

Total Money Market Mutual Funds
(Cost $2,390,595)		2,390,595

Total Investments
(Cost $125,431,155)	99.71%	144,482,134

Other Assets in Excess of Liabilities	0.29%	419,882

Net Assets	100.00%	$144,902,016

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SELECT FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.43%
Consumer Discretionary		13.38%
Hotels, Restaurants & Leisure		7.10%
International Game Technology	1,460,325	$24,518,857
Wynn Resorts Ltd.	189,500	23,664,760
		48,183,617

Specialty Retail		2.72%
Express Inc.**	738,700	18,452,726

Textiles, Apparel & Luxury Goods		3.56%
The Warnaco Group Inc.**	413,300	24,136,720

Total Consumer Discretionary
(Cost $86,649,111)		90,773,063

Consumer Staples		3.96%
Personal Products		3.96%
Herbalife Ltd. (Cayman Islands)	390,000	26,839,800

Total Consumer Staples
(Cost $24,052,529)		26,839,800

Energy		9.16%
Energy Equipment & Services		4.48%
Helmerich & Payne Inc.	274,100	14,787,695
Oil States International Inc.**	199,945	15,607,707
		30,395,402

Oil, Gas & Consumable Fuels		4.68%
Whiting Petroleum Corp.**	584,800	31,754,640

Total Energy
(Cost $65,532,934)		62,150,042

Financials		4.39%
Commercial Banks		4.39%
Zions Bancorporation	1,389,500	29,818,670

Total Financials
(Cost $23,761,206)		29,818,670

Health Care		23.07%
Health Care Equipment & Supplies		11.68%
St. Jude Medical Inc.	757,800	33,578,118
Thoratec Corp.**	612,200	20,637,262
Varian Medical Systems Inc.**	363,900	25,094,544
		79,309,924

Health Care Providers & Services		2.38%
MEDNAX Inc.**	217,300	16,160,601

Life Sciences Tools & Services		3.97%
Agilent Technologies Inc.	605,000	26,928,550

Pharmaceuticals		5.04%
Endo Pharmaceuticals Holdings Inc.**	883,100	34,202,463

Total Health Care
(Cost $148,211,409)		156,601,538

Industrials		10.70%
Aerospace & Defense		7.14%
BE Aerospace Inc.**	612,700	28,472,169
Spirit Aerosystems Holdings Inc. - Class A**	818,700	20,025,402
		48,497,571

Road & Rail		3.56%
Ryder System Inc.	457,300	24,145,440

Total Industrials
(Cost $66,305,388)		72,643,011

Information Technology		30.77%
Communications Equipment		3.13%
F5 Networks Inc.**	157,600	$21,269,696

Computers & Peripherals		3.15%
SanDisk Corp.**	430,500	21,348,495

Internet Software & Services		5.22%
LinkedIn Corp. - Class A**	347,176	35,408,480

Semiconductors & Semiconductor Equipment		3.35%
Lam Research Corp.**	510,200	22,765,124

Software		15.92%
Autodesk Inc.**	665,800	28,176,656
Citrix Systems Inc.**	431,830	34,075,705
Take-Two Interactive Software Inc.**	1,893,162	29,126,298
Zynga Inc. - Class A**	1,265,380	16,639,747
		108,018,406

Total Information Technology
(Cost $177,625,840)		208,810,201

Total Common Stocks
(Cost $592,138,417)		647,636,325

MONEY MARKET MUTUAL FUNDS		3.91%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	26,547,018	26,547,018

Total Money Market Mutual Funds
(Cost $26,547,018)		26,547,018

Total Investments
(Cost $618,685,435)	99.34%	674,183,343

Other Assets in Excess of Liabilities	0.66%	4,490,292

Net Assets	100.00%	$678,673,635

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE BLUE CHIP FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.97%
Basic Materials		5.39%
Chemicals		1.00%
Ecolab Inc.	11,800	$728,296

Forestry & Paper		3.36%
Ball Corp.	35,380	1,517,095
International Paper Co.	25,950	910,845
		2,427,940

Specialty Chemicals		1.03%
Air Products & Chemicals Inc.	8,100	743,580

Total Basic Materials
(Cost $2,566,019)		3,899,816

Capital Goods		3.84%
Aerospace & Defense		2.84%
General Dynamics Corp.	13,600	997,968
Raytheon Co.	20,100	1,060,878
		2,058,846

Industrial Products		1.00%
Xylem Inc.	26,000	721,500

Total Capital Goods
(Cost $2,365,032)		2,780,346

Commercial Services		3.75%
Business Products & Services		1.43%
Quanta Services Inc.**	49,300	1,030,370

IT Services		0.71%
Accenture PLC - Class A (Ireland)	8,000	516,000

Transaction Processing		1.61%
The Western Union Co.	66,200	1,165,120

Total Commercial Services
(Cost $2,433,558)		2,711,490

Communications		1.27%
Telecomm Equipment & Solutions		1.27%
QUALCOMM Inc.	13,500	918,270

Total Communications
(Cost $593,121)		918,270

Consumer Cyclical		14.42%
Cable, Satellite & Telecomm Services		3.87%
DIRECTV - Class A**	24,400	1,203,896
DISH Network Corp. - Class A	48,300	1,590,519
		2,794,415

Department Stores		2.64%
Macy's Inc.	48,100	1,911,013

General Merchandise		3.41%
Wal-Mart Stores Inc.	40,300	2,466,360

Recreation & Leisure		2.36%
Mattel Inc.	50,700	1,706,562

Specialty Retail		2.14%
Lowe's Cos. Inc.	49,300	1,547,034

Total Consumer Cyclical
(Cost $7,971,451)		10,425,384

Consumer Staples		10.09%
Beverages: Non-Alcoholic		1.83%
Dr Pepper Snapple Group Inc.	32,900	1,322,909

Consumer Products		2.10%
Colgate-Palmolive Co.	15,500	1,515,590

Food & Agricultural Products		6.16%
Campbell Soup Co.	33,800	$1,144,130
HJ Heinz Co.	28,100	1,504,755
Unilever N.V. (Netherlands)	53,100	1,806,993
		4,455,878

Total Consumer Staples
(Cost $6,534,778)		7,294,377

Energy		12.73%
Exploration & Production		4.84%
Marathon Oil Corp.	41,400	1,312,380
Occidental Petroleum Corp.	22,980	2,188,385
		3,500,765

Integrated Oils		1.80%
Exxon Mobil Corp.	15,000	1,300,950

Oil Services		4.85%
Ensco PLC - ADR (United Kingdom)	18,800	995,084
National Oilwell Varco Inc.	20,600	1,637,082
Noble Corp. (Switzerland)**	23,300	873,051
		3,505,217

Refining & Marketing		1.24%
Marathon Petroleum Corp.	20,650	895,384

Total Energy
(Cost $6,561,508)		9,202,316

Interest Rate Sensitive		12.22%
Insurance & Real Estate Brokers		2.04%
AON PLC	30,000	1,471,800

Life & Health Insurance		1.54%
Prudential Financial Inc.	17,600	1,115,664

Property Casualty Insurance		4.44%
ACE Ltd. (Switzerland)	29,800	2,181,360
The Chubb Corp.	14,900	1,029,739
		3,211,099

Regional Banks		4.20%
PNC Financial Services Group Inc.	14,300	922,207
SunTrust Banks Inc.	45,900	1,109,403
Wells Fargo & Co.	29,500	1,007,130
		3,038,740

Total Interest Rate Sensitive
(Cost $7,699,821)		8,837,303

Medical/Healthcare		10.98%
Healthcare Services		0.97%
AmerisourceBergen Corp.	17,600	698,368

Pharmaceuticals		10.01%
Abbott Laboratories	30,250	1,854,023
Amgen Inc.	26,500	1,801,735
Forest Laboratories Inc.**	45,550	1,580,129
Pfizer Inc.	88,362	2,002,283
		7,238,170

Total Medical/Healthcare
(Cost $6,343,364)		7,936,538

Technology		16.20%
Computer Software		8.63%
Activision Blizzard Inc.	144,700	1,855,054
Microsoft Corp.	84,200	2,715,450
Symantec Corp.**	89,500	1,673,650
		6,244,154

PC's & Servers		5.80%
Dell Inc.**	68,000	1,128,800
International Business Machines Corp.	14,700	3,067,155
		4,195,955

Semiconductors		1.77%
Avago Technologies Ltd. (Singapore)	32,800	$1,278,216

Total Technology
(Cost $8,811,382)		11,718,325

Transportation		4.47%
Railroads		4.47%
Norfolk Southern Corp.	15,750	1,036,823
Union Pacific Corp.	20,400	2,192,592
		3,229,415

Total Transportation
(Cost $2,079,174)		3,229,415

Utilities		3.61%
Independent Power		1.80%
Exelon Corp.	16,100	631,281
Public Service Enterprises Group Inc.	22,000	673,420
		1,304,701

Regulated Electric		1.81%
Edison International	30,800	1,309,308

Total Utilities
(Cost $2,277,376)		2,614,009

Total Common Stocks
(Cost $56,236,584)		71,567,589

MONEY MARKET MUTUAL FUNDS		0.93%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	671,939	671,939

Total Money Market Mutual Funds
(Cost $671,939)		671,939

Total Investments
(Cost $56,908,523)	99.90%	72,239,528

Other Assets in Excess of Liabilities	0.10%	70,355

Net Assets	100.00%	$72,309,883

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE MID-CAP VALUE FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		98.86%
Basic Materials		6.80%
Forestry & Paper		2.70%
International Paper Co.	19,500	$684,450
Packaging Corp. of America	16,500	488,235
		1,172,685

Other Materials (Rubber & Plastic)		3.59%
Crown Holdings Inc.**	27,700	1,020,191
Owens-Illinois Inc.**	23,100	539,154
		1,559,345

Precious Metals		0.51%
Hecla Mining Co.	48,600	224,532

Total Basic Materials
(Cost $1,640,434)		2,956,562

Capital Goods		3.93%
Electrical Equipment		1.94%
General Cable Corp.**	29,000	843,320

Industrial Products		1.99%
Avery Dennison Corp.	15,900	479,067
ITT Corp.	5,000	114,700
Xylem Inc.	9,700	269,175
		862,942

Total Capital Goods
(Cost $2,169,696)		1,706,262

Commercial Services		4.51%
Business Products & Services		3.44%
Quanta Services Inc.**	46,075	962,968
Xerox Corp.	66,081	533,934
		1,496,902

Environmental & Pollution Control		1.07%
Waste Connections Inc.	14,235	463,065

Total Commercial Services
(Cost $1,956,702)		1,959,967

Communications		2.48%
Telecomm Equipment & Solutions		2.48%
Plantronics Inc.	26,800	1,078,968

Total Communications
(Cost $936,686)		1,078,968

Consumer Cyclical		11.85%
Cable, Satellite & Telecomm Services		3.41%
DISH Network Corp. - Class A	44,950	1,480,203

Department Stores		3.45%
JC Penney Co. Inc.	20,550	728,086
Macy's Inc.	19,400	770,762
		1,498,848

Motor Vehicle Parts		1.27%
Autoliv Inc. (Sweden)	8,250	553,163

Recreation & Leisure		2.03%
Mattel Inc.	26,200	881,892

Specialty Retail		1.69%
Signet Jewelers Ltd. (Bermuda)	15,550	735,204

Total Consumer Cyclical
(Cost $3,453,695)		5,149,310

Consumer Staples		5.28%
Beverages: Non-Alcoholic		1.82%
Dr Pepper Snapple Group Inc.	19,700	792,137

Food & Agricultural Products		3.46%
The J.M. Smucker Co.	7,450	$606,132
Tyson Foods Inc. - Class A	46,750	895,263
		1,501,395

Total Consumer Staples
(Cost $1,750,083)		2,293,532

Energy		8.62%
Exploration & Production		1.98%
Forest Oil Corp.**	33,566	406,820
SM Energy Co.	6,400	452,928
		859,748

Oil Services		4.42%
Ensco PLC - ADR (United Kingdom)	12,150	643,100
Noble Corp. (Switzerland)**	15,350	575,164
Tidewater Inc.	13,000	702,260
		1,920,524

Refining & Marketing		2.22%
HollyFrontier Corp.	30,100	967,715

Total Energy
(Cost $3,002,322)		3,747,987

Interest Rate Sensitive		18.22%
Insurance & Real Estate Brokers		2.04%
AON PLC	18,050	885,533

Life & Health Insurance		4.31%
Reinsurance Group of America Inc.	18,791	1,117,501
Unum Group	30,850	755,208
		1,872,709

Property Casualty Insurance		8.90%
Allied World Assurance Co. Holdings AG (Switzerland)	14,550	999,148
Alterra Capital Holdings Ltd. (Bermuda)	21,650	497,517
AXIS Capital Holdings Ltd. (Bermuda)	37,850	1,255,484
PartnerRe Ltd. (Bermuda)	16,440	1,116,112
		3,868,261

Regional Banks		2.97%
Comerica Inc.	17,850	577,626
SunTrust Banks Inc.	29,500	713,015
		1,290,641

Total Interest Rate Sensitive
(Cost $6,611,192)		7,917,144

Medical/Healthcare		7.28%
Healthcare Services		5.15%
AmerisourceBergen Corp.	20,950	831,296
Covance Inc.**	8,050	383,422
Omnicare Inc.	28,750	1,022,637
		2,237,355

Pharmaceuticals		2.13%
Forest Laboratories Inc.**	26,700	926,223

Total Medical/Healthcare
(Cost $2,810,406)		3,163,578

Real Estate Investment Trusts (REITs)		7.40%
Diversified & Specialty		1.48%
Rayonier Inc.	14,550	641,509

Healthcare		2.03%
Senior Housing Properties Trust	40,000	882,000

Multi-Family		1.29%
Home Properties Inc.	9,200	561,292

Office Properties		2.60%
Alexandria Real Estate Equities Inc.	6,200	$453,406
Digital Realty Trust Inc.	9,150	676,826
		1,130,232

Total Real Estate Investment Trusts (REITs)
(Cost $2,762,986)		3,215,033

Technology		9.73%
Computer Software		7.57%
Activision Blizzard Inc.	78,150	1,001,883
Parametric Technology Corp.**	15,900	444,246
Symantec Corp.**	44,150	825,605
Synopsys Inc.**	33,300	1,020,978
		3,292,712

Semiconductors		2.16%
Avago Technologies Ltd. (Singapore)	24,050	937,228

Total Technology
(Cost $3,594,777)		4,229,940

Utilities		12.76%
Gas Utilities		1.59%
UGI Corp.	25,405	692,286

Integrated Gas & Electric		2.89%
CenterPoint Energy Inc.	35,435	698,778
NiSource Inc.	22,900	557,615
		1,256,393

Regulated Electric		6.14%
Edison International	23,850	1,013,864
Great Plains Energy Inc.	34,750	704,382
Westar Energy Inc.	33,950	948,223
		2,666,469

Water Utilities		2.14%
American Water Works Co. Inc.	27,350	930,721

Total Utilities
(Cost $4,397,792)		5,545,869

Total Common Stocks
(Cost $35,086,771)		42,964,152

MONEY MARKET MUTUAL FUNDS		1.13%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	492,352	492,352

Total Money Market Mutual Funds
(Cost $492,352)		492,352

Total Investments
(Cost $35,579,123)	99.99%	43,456,504

Other Assets in Excess of Liabilities	0.01%	2,786

Net Assets	100.00%	$43,459,290

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP OPPORTUNITY FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.73%
Basic Materials		3.54%
Forestry & Paper		1.66%
KapStone Paper and Packaging Corp.**	42,200	$831,340

Precious Metals		0.59%
Hecla Mining Co.	63,700	294,294

Specialty Chemicals		0.63%
OM Group Inc.**	11,400	313,614

Steel		0.66%
Schnitzer Steel Industries Inc. - Class A	8,350	333,123

Total Basic Materials
(Cost $1,573,570)		1,772,371

Capital Goods		5.12%
Electrical Equipment		1.95%
General Cable Corp.**	33,495	974,035

Engineering & Construction		1.16%
EMCOR Group Inc.	20,970	581,288

Industrial Products		1.17%
EnPro Industries Inc.**	14,300	587,730

Transportation Equipment & Parts		0.84%
Twin Disc Inc.	16,100	420,049

Total Capital Goods
(Cost $1,962,795)		2,563,102

Commercial Services		5.48%
Business Products & Services		2.47%
CRA International Inc.**	24,400	615,368
Schawk Inc.	49,700	621,747
		1,237,115

Distributors & Wholesalers		1.97%
Central Garden & Pet Co. - Class A**	102,300	985,149

Educational Services		1.04%
Bridgepoint Education Inc.**	21,100	522,225

Total Commercial Services
(Cost $2,725,327)		2,744,489

Communications		2.19%
Telecomm Equipment & Solutions		2.19%
Plantronics Inc.	27,200	1,095,072

Total Communications
(Cost $894,186)		1,095,072

Consumer Cyclical		13.98%
Clothing & Accessories		7.61%
ANN Inc.**	19,630	562,203
The Cato Corp. - Class A	29,400	812,616
The Children's Place Retail Stores Inc.**	14,030	724,930
The Finish Line Inc. - Class A	41,600	882,752
Perry Ellis International Inc.**	44,400	828,948
		3,811,449

Recreation & Leisure		3.99%
JAKKS Pacific Inc.	57,600	1,005,120
Steiner Leisure Ltd. (Bahamas)**	20,300	991,249
		1,996,369

Restaurants		1.26%
CEC Entertainment Inc.	16,600	629,306

Specialty Retail		1.12%
PEP Boys - Manny Moe & Jack	37,800	$563,976

Total Consumer Cyclical
(Cost $4,870,953)		7,001,100

Consumer Staples		8.18%
Consumer Products		2.05%
Elizabeth Arden Inc.**	29,310	1,025,264

Food & Agricultural Products		3.55%
Calavo Growers Inc.	30,920	828,038
Cott Corp. (Canada)**	144,200	950,278
		1,778,316

Tobacco		2.58%
Schweitzer-Mauduit International Inc.	18,700	1,291,422

Total Consumer Staples
(Cost $3,060,894)		4,095,002

Energy		5.93%
Exploration & Production		3.89%
Bill Barrett Corp.**	24,000	624,240
GeoResources Inc.**	40,400	1,322,696
		1,946,936

Oil Services		2.04%
Newpark Resources Inc.**	124,600	1,020,474

Total Energy
(Cost $2,849,820)		2,967,410

Interest Rate Sensitive		14.35%
Life & Health Insurance		2.00%
National Financial Partners Corp.**	66,000	999,240

Other Banks		4.87%
Berkshire Hills Bancorp Inc.	23,000	527,160
First Midwest Bancorp Inc.	51,100	612,178
NBT Bancorp Inc.	33,500	739,680
PacWest Bancorp	23,010	559,143
		2,438,161

Property Casualty Insurance		6.67%
Allied World Assurance Co. Holdings AG (Switzerland)	15,800	1,084,986
Alterra Capital Holdings Ltd. (Bermuda)	39,510	907,940
The Hanover Insurance Group Inc.	12,800	526,336
Meadowbrook Insurance Group Inc.	88,082	821,805
		3,341,067

Securities & Asset Management		0.81%
Investment Technology Group Inc.**	33,700	403,052

Total Interest Rate Sensitive
(Cost $6,129,632)		7,181,520

Medical/Healthcare		15.74%
Healthcare Services		4.29%
LifePoint Hospitals Inc.**	25,900	1,021,496
PAREXEL International Corp.**	32,200	868,434
US Physical Therapy Inc.	11,100	255,855
		2,145,785

Medical Products & Supplies		3.20%
Orthofix International N.V. (Netherlands)**	26,950	1,012,781
STERIS Corp.	18,620	588,765
		1,601,546

Medical Technology		3.24%
ZOLL Medical Corp.**	17,500	$1,621,025

Pharmaceuticals		5.01%
Medicis Pharmaceutical Corp. - Class A	35,400	1,330,686
Myriad Genetics Inc.**	49,800	1,178,268
		2,508,954

Total Medical/Healthcare
(Cost $5,454,553)		7,877,310

Real Estate Investment Trusts (REITs)		5.12%
Hotels		1.08%
Chesapeake Lodging Trust	30,100	540,897

Multi-Family		1.42%
Associated Estates Realty Corp.	43,300	707,522

Office Industrial		1.63%
PS Business Parks Inc.	12,465	816,956

Retail Properties		0.99%
Retail Opportunity Investments Corp.	41,300	497,252

Total Real Estate Investment Trusts (REITs)
(Cost $1,987,480)		2,562,627

Technology		12.90%
Computer Software		8.49%
Keynote Systems Inc.	49,200	972,192
Manhattan Associates Inc.**	16,900	803,257
Net 1 UEPS Technologies Inc. (South Africa)**	60,100	543,304
Parametric Technology Corp.**	32,900	919,226
Take-Two Interactive Software Inc.**	65,900	1,013,871
		4,251,850

Electronic Equipment		0.94%
Belden Inc.	12,450	471,980

Semiconductor Cap Equipment		1.45%
Amkor Technology Inc.**	118,235	726,554

Semiconductors		2.02%
Standard Microsystems Corp.**	38,990	1,008,671

Total Technology
(Cost $5,450,992)		6,459,055

Transportation		1.82%
Trucking, Shipping & Air Freight		1.82%
Marten Transport Ltd.	41,300	911,491

Total Transportation
(Cost $841,612)		911,491

Utilities		1.38%
Regulated Electric		1.38%
Westar Energy Inc.	24,730	690,709

Total Utilities
(Cost $544,971)		690,709

Total Common Stocks
(Cost $38,346,785)		47,921,258

MONEY MARKET MUTUAL FUNDS		4.25%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	2,126,160	2,126,160

Total Money Market Mutual Funds
(Cost $2,126,160)		2,126,160

Total Investments
(Cost $40,472,945)	99.98%	$50,047,418

Other Assets in Excess of Liabilities	0.02%	9,858

Net Assets	100.00%	$50,057,276

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE SMALL-CAP VALUE FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.69%
Basic Materials		5.83%
Chemicals		1.09%
Innophos Holdings Inc.	69,300	$3,473,316

Forestry & Paper		2.05%
Buckeye Technologies Inc.	192,900	6,552,813

Specialty Chemicals		1.78%
Cabot Corp.	133,300	5,689,244

Steel		0.91%
Schnitzer Steel Industries Inc. - Class A	73,200	2,920,314

Total Basic Materials
(Cost $13,062,695)		18,635,687

Capital Goods		5.17%
Aerospace & Defense Suppliers		3.00%
Alliant Techsystems Inc.	66,400	3,327,968
Cubic Corp.	66,930	3,164,450
Curtiss-Wright Corp.	83,761	3,099,995
		9,592,413

Electrical Equipment		2.17%
Actuant Corp. - Class A	111,900	3,243,981
Franklin Electric Co. Inc.	74,765	3,668,719
		6,912,700

Total Capital Goods
(Cost $15,282,053)		16,505,113

Commercial Services		3.90%
Business Products & Services		3.90%
The Brink's Co.	204,200	4,874,254
Ennis Inc.	129,410	2,047,266
Maximus Inc.	136,200	5,539,254
		12,460,774

Total Commercial Services
(Cost $11,448,981)		12,460,774

Communications		3.26%
Telecomm Equipment & Solutions		3.26%
Plantronics Inc.	258,293	10,398,876

Total Communications
(Cost $8,723,078)		10,398,876

Consumer Cyclical		13.17%
Apparel & Footwear Manufacturing		1.82%
The Jones Apparel Group Inc.	464,100	5,829,096

Clothing & Accessories		3.16%
The Finish Line Inc. - Class A	275,400	5,843,988
Stage Stores Inc.	262,260	4,259,102
		10,103,090

Consumer Durables		1.10%
The Toro Co.	49,200	3,498,612

Department Stores		1.25%
Dillard's Inc. - Class A	63,500	4,001,770

Motor Vehicle Parts		1.32%
Cooper Tire & Rubber Co.	277,300	4,220,506

Other Consumer Services		1.44%
Regis Corp.	249,300	4,594,599

Restaurants		3.08%
Bob Evans Farms Inc.	176,955	6,674,743
CEC Entertainment Inc.	83,200	3,154,112
		9,828,855

Total Consumer Cyclical
(Cost $32,086,050)		42,076,528

Consumer Staples		5.90%
Food & Agricultural Products		1.81%
Sensient Technologies Corp.	151,900	$5,772,200

Grocery & Convenience		1.76%
Casey's General Stores Inc.	101,300	5,618,098

Tobacco		2.33%
Schweitzer-Mauduit International Inc.	107,800	7,444,668

Total Consumer Staples
(Cost $16,250,921)		18,834,966

Energy		5.31%
Exploration & Production		1.42%
Berry Petroleum Co. - Class A	96,400	4,543,332

Oil Services		3.89%
Bristow Group Inc.	127,600	6,090,348
Tidewater Inc.	117,400	6,341,948
		12,432,296

Total Energy
(Cost $15,228,539)		16,975,628

Interest Rate Sensitive		27.37%
Life & Health Insurance		5.46%
American Equity Investment Life Holding Co.	478,850	6,114,915
Protective Life Corp.	217,160	6,432,279
StanCorp Financial Group Inc.	119,300	4,884,142
		17,431,336

Other Banks		9.58%
Bank of the Ozarks Inc.	127,100	3,973,146
Community Bank System Inc.	146,500	4,216,270
Fulton Financial Corp.	581,500	6,105,750
Trustmark Corp.	173,300	4,329,034
Westamerica Bancorp	132,720	6,370,560
Wintrust Financial Corp.	157,100	5,622,609
		30,617,369

Property Casualty Insurance		6.93%
Alterra Capital Holdings Ltd. (Bermuda)	273,465	6,284,226
Aspen Insurance Holdings Ltd. (Bermuda)	173,600	4,850,384
Endurance Specialty Holdings Ltd. (Bermuda)	192,900	7,843,314
Kemper Corp.	104,000	3,149,120
		22,127,044

Specialty Finance		2.96%
Cash America International Inc.	122,260	5,859,922
GATX Corp.	89,445	3,604,633
		9,464,555

Thrifts		2.44%
Hatteras Financial Corp.	138,400	3,861,360
Webster Financial Corp.	173,400	3,930,978
		7,792,338

Total Interest Rate Sensitive
(Cost $71,623,628)		87,432,642

Medical/Healthcare		9.10%
Healthcare Services		1.97%
Owens & Minor Inc.	206,765	6,287,724

Medical Products & Supplies		4.73%
Meridian Bioscience Inc.	221,475	4,292,185
STERIS Corp.	109,750	3,470,295
West Pharmaceutical Services Inc.	173,000	7,357,690
		15,120,170

Pharmaceuticals		2.40%
Medicis Pharmaceutical Corp. - Class A	203,400	$7,645,806

Total Medical/Healthcare
(Cost $24,893,348)		29,053,700

Real Estate Investment Trusts (REITs)		6.34%
Diversified & Specialty		1.23%
DuPont Fabros Technology Inc.	160,700	3,929,115

Healthcare		1.36%
LTC Properties Inc.	135,785	4,345,120

Multi-Family		1.06%
Equity Lifestyle Properties Inc.	48,500	3,382,390

Office Properties		2.69%
Brandywine Realty Trust	422,600	4,851,448
Government Properties Income Trust	155,400	3,746,694
		8,598,142

Total Real Estate Investment Trusts (REITs)
(Cost $17,901,220)		20,254,767

Technology		6.39%
Computer Software		2.81%
Blackbaud Inc.	166,745	5,540,936
Ebix Inc.	148,000	3,427,680
		8,968,616

Electronic Equipment		3.58%
Belden Inc.	117,016	4,436,077
CTS Corp.	277,300	2,917,196
Park Electrochemical Corp.	135,365	4,092,084
		11,445,357

Total Technology
(Cost $13,410,293)		20,413,973

Transportation		0.44%
Trucking, Shipping & Air Freight		0.44%
Teekay Tankers Ltd. - Class A (Bermuda)	231,070	1,402,595

Total Transportation
(Cost $2,723,435)		1,402,595

Utilities		3.51%
Regulated Electric		3.51%
Portland General Electric Co.	252,430	6,305,701
UIL Holdings Corp.	141,500	4,918,540
		11,224,241

Total Utilities
(Cost $9,999,435)		11,224,241

Total Common Stocks
(Cost $252,633,676)		305,669,490

MONEY MARKET MUTUAL FUNDS		4.13%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	13,198,412	13,198,412

Total Money Market Mutual Funds
(Cost $13,198,412)		13,198,412

Total Investments
(Cost $265,832,088)	99.82%	318,867,902

Other Assets in Excess of Liabilities	0.18%	562,199

Net Assets	100.00%	$319,430,101

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

See Notes to Quarterly Statements of Investments.

WESTCORE MICRO-CAP OPPORTUNITY FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		97.25%
Basic Materials		5.55%
Chemicals		0.55%
Ferro Corp.**	3,056	$18,153

Forestry & Paper		1.70%
Mercer International Inc.**	1,509	12,057
Neenah Paper Inc.	580	17,249
P.H. Glatfelter Co.	1,714	27,047
		56,353

Non-Ferrous Metals		0.60%
Horsehead Holding Corp.**	1,750	19,932

Other Materials (Rubber & Plastic)		1.07%
AEP Industries Inc.**	416	14,481
Myers Industries Inc.	1,421	20,960
		35,441

Precious Metals		0.37%
Endeavour Silver Corp. (Canada)**	1,303	12,352

Steel		1.26%
Gibraltar Industries Inc.**	1,097	16,620
Olympic Steel Inc.	1,057	25,368
		41,988

Total Basic Materials
(Cost $157,369)		184,219

Capital Goods		5.65%
Electrical Equipment		1.16%
AAON Inc.	585	11,811
LSI Industries Inc.	1,595	11,691
SL Industries Inc.**	761	14,893
		38,395

Engineering & Construction		1.57%
Argan Inc.	1,651	26,482
Primoris Services Corp.	1,599	25,680
		52,162

Farm Equipment		0.49%
Alamo Group Inc.	541	16,263

Industrial Products		0.51%
Lydall Inc.**	1,648	16,793

Machinery		0.77%
Cascade Corp.	509	25,511

Transportation Equipment & Parts		1.15%
Miller Industries Inc.	657	11,116
Spartan Motors Inc.	3,406	18,018
Twin Disc Inc.	352	9,184
		38,318

Total Capital Goods
(Cost $176,953)		187,442

Commercial Services		5.19%
Business Products & Services		4.10%
AirMedia Group Inc. - ADR (Cayman Islands)**	3,984	12,271
Asta Funding Inc.	3,477	28,407
Barrett Business Services Inc.	1,030	20,425
Consolidated Graphics Inc.**	469	21,222
Electro Rent Corp.	1,083	19,938
ICG Group Inc.**	1,505	13,470
Marlin Business Services Corp.	1,353	20,376
		136,109

Educational Services		1.09%
Capella Education Co.**	445	15,998
ChinaCast Education Corp.**	4,740	20,097
		36,095

Total Commercial Services
(Cost $158,853)		$172,204

Communications		3.35%
Networking		1.15%
Digi International Inc.**	950	10,440
Extreme Networks Inc.**	7,243	27,741
		38,181

Telecomm Equipment & Solutions		2.20%
Communications Systems Inc.	1,076	14,128
Globecomm Systems Inc.**	1,108	16,044
Ituran Location and Control Ltd. (Israel)	879	11,814
Preformed Line Products Co.	206	13,493
Telular Corp.	2,068	17,495
		72,974

Total Communications
(Cost $106,049)		111,155

Consumer Cyclical		16.99%
Cable, Satellite & Telecomm Services		3.35%
HickoryTech Corp.	2,621	27,101
IDT Corp. - Class B	2,665	24,891
Inteliquent **	1,711	20,857
Premiere Global Services Inc.**	1,504	13,596
SureWest Communications Inc.	614	13,846
USA Mobility Inc.	774	10,782
		111,073

Clothing & Accessories		0.72%
Oxford Industries Inc.	473	24,038

Hard Goods Retail		0.58%
Cost Plus Inc.**	1,073	19,207

Homebuilders & Suppliers		1.26%
Cavco Industries Inc.**	406	18,911
US Home Systems Inc.	2,462	22,946
		41,857

Hotels & Gaming		1.05%
Ameristar Casinos Inc.	1,017	18,947
Multimedia Games Holding Co. Inc.**	1,466	16,067
		35,014

Motor Vehicle Parts		0.33%
Standard Motor Products Inc.	611	10,839

Motor Vehicles		1.25%
America's Car-Mart Inc.**	509	22,386
Lithia Motors Inc. - Class A	731	19,152
		41,538

Other Consumer Services		0.35%
Stamps.com Inc.**	418	11,654

Recreation & Leisure		3.48%
Arctic Cat Inc.**	782	33,493
Rick's Cabaret International Inc.**	2,116	19,742
Shuffle Master Inc.**	1,199	21,103
Sturm Ruger & Co. Inc.	469	23,028
Viad Corp.	931	18,089
		115,455

Restaurants		3.62%
AFC Enterprises Inc.**	989	16,773
Caribou Coffee Co. Inc.**	950	17,708
Carrols Restaurant Group Inc.**	1,998	30,470
Krispy Kreme Doughnuts Inc.**	1,944	14,191
Red Robin Gourmet Burgers Inc.**	391	14,541
Ruth's Hospitality Group Inc.**	3,474	26,368
		120,051

Specialty Retail		1.00%
Movado Group Inc.	730	$17,922
Winmark Corp.	261	15,122
		33,044

Total Consumer Cyclical
(Cost $453,682)		563,770

Consumer Staples		3.23%
Consumer Products		1.09%
Prestige Brands Holdings Inc.**	2,065	36,096

Food & Agricultural Products		0.39%
Chiquita Brands International Inc.**	1,480	13,009

Grocery & Convenience		1.75%
The Pantry Inc.**	2,298	29,897
Susser Holdings Corp.**	1,094	28,083
		57,980

Total Consumer Staples
(Cost $90,245)		107,085

Energy		6.32%
Exploration & Production		1.93%
Abraxas Petroleum Corp.**	4,113	12,832
Energy Partners Ltd.**	1,175	19,517
Panhandle Oil and Gas Inc. - Class A	557	16,420
Vaalco Energy Inc.**	1,617	15,281
		64,050

Oil Services		3.11%
Basic Energy Services Inc.**	834	14,470
Bolt Technology Corp.	1,068	16,554
Flotek Industries Inc.**	988	11,876
Gulf Island Fabrication Inc.	429	12,557
Mitcham Industries Inc.**	593	13,319
Natural Gas Services Group Inc.**	1,629	21,503
Pioneer Drilling Co.**	1,462	12,865
		103,144

Pipelines		0.46%
Crosstex Energy Inc.	1,080	15,271

Refining & Marketing		0.82%
Adams Resources & Energy Inc.	473	27,046

Total Energy
(Cost $176,079)		209,511

Interest Rate Sensitive		22.45%
Life & Health Insurance		0.83%
Presidential Life Corp.	2,420	27,661

Other Banks		11.38%
Bank of Kentucky Financial Corp.	949	24,418
Banner Corp.	1,261	27,780
BBCN Bancorp Inc.**	1,984	22,082
Cardinal Financial Corp.	2,328	26,306
First Community Bancshares Inc.	1,980	26,453
First Merchants Corp.	1,148	14,166
Hanmi Financial Corp.**	2,458	24,875
Heartland Financial USA Inc.	908	15,745
Peoples Bancorp Inc.	1,477	25,907
Pinnacle Financial Partners Inc.**	747	13,707
Provident New York Bancorp	3,098	26,209
Republic Bancorp Inc. - Class A	994	23,776
S&T Bancorp Inc.	1,211	26,267
Sun Bancorp Inc.**	5,568	19,655
Taylor Capital Group Inc.**	839	12,040
West Coast Bancorp**	1,206	22,817
Wilshire Bancorp Inc.**	5,275	25,478
		377,681

Property Casualty Insurance		1.67%
American Safety Insurance Holdings Ltd. (Bermuda)**	786	$14,816
Baldwin & Lyons Inc. - Class B	519	11,615
Stewart Information Services Corp.	2,044	29,046
		55,477

Regional Banks		0.91%
Centerstate Banks Inc.	3,696	30,159

Securities & Asset Management		2.28%
Capital Southwest Corp.	138	13,048
Epoch Holding Corp.	554	13,230
Safeguard Scientifics Inc.**	783	13,468
SWS Group Inc.	3,466	19,825
Virtus Investment Partners Inc.**	186	15,955
		75,526

Specialty Finance		3.77%
Advance America Cash Advance Centers Inc.	2,807	29,446
CompuCredit Holdings Corp.**	3,053	17,707
Medallion Financial Corp.	2,194	24,485
NewStar Financial Inc.**	1,321	14,690
Nicholas Financial Inc. (Canada)	1,465	19,323
NorthStar Realty Finance Corp.	3,585	19,395
		125,046

Thrifts		1.61%
First Financial Holdings Inc.	1,347	14,817
Home Federal Bancorp Inc.	2,229	22,580
New York Mortgage Trust Inc.	2,455	16,055
		53,452

Total Interest Rate Sensitive
(Cost $665,818)		745,002

Medical/Healthcare		14.03%
Healthcare Services		2.43%
Capital Senior Living Corp.**	1,632	15,080
CardioNet Inc.**	9,129	28,117
Five Star Quality Care Inc.**	5,836	19,901
Metropolitan Health Networks Inc.**	1,872	17,540
		80,638

Medical Products & Supplies		2.01%
Atrion Corp.	131	27,538
Staar Surgical Co.**	1,451	15,714
Trinity Biotech PLC - ADR (Ireland)	1,244	13,273
Young Innovations Inc.	328	10,142
		66,667

Medical Technology		1.26%
HealthStream Inc.**	1,031	23,909
Heska Corp.	1,571	17,878
		41,787

Pharmaceuticals		8.33%
Acura Pharmaceuticals Inc.**	3,623	12,536
ArQule Inc.**	1,749	12,261
Array Biopharma Inc.**	5,632	19,205
BioCryst Pharmaceuticals Inc.**	3,463	16,726
Curis Inc.**	2,688	12,956
Depomed Inc.**	4,490	28,107
DUSA Pharmaceuticals Inc.**	1,926	12,057
Genomic Health Inc.**	460	14,081
Harvard Bioscience Inc.**	3,182	12,473
Hi-Tech Pharmacal Co. Inc.**	667	23,965
Neurocrine Biosciences Inc.**	1,227	9,779
Optimer Pharmaceuticals Inc.**	894	12,427
OraSure Technologies Inc.**	1,688	19,395
Progenics Pharmaceuticals Inc.**	2,193	21,711
QLT Inc. (Canada)**	1,432	10,024
Raptor Pharmaceutical Corp.**	1,905	$12,878
SciClone Pharmaceuticals Inc.**	2,158	13,617
Spectrum Pharmaceuticals Inc.**	973	12,289
		276,487

Total Medical/Healthcare
(Cost $402,267)		465,579

Real Estate Investment Trusts (REITs)		1.96%
Diversified & Specialty		0.69%
Winthrop Realty Trust	1,974	22,879

Multi-Family		0.67%
Associated Estates Realty Corp.	1,365	22,304

Retail Properties		0.60%
Agree Realty Corp.	882	19,915

Total Real Estate Investment Trusts (REITs)
(Cost $62,411)		65,098

Technology		10.15%
Computer Software		3.22%
American Software Inc. - Class A	1,498	12,853
ClickSoftware Technologies Ltd. (Israel)	2,570	32,588
Keynote Systems Inc.	699	13,812
Monotype Imaging Holdings Inc.**	1,708	25,449
SeaChange International Inc.**	1,373	10,682
The9 Ltd. - ADR (Cayman Islands)**	1,965	11,338
		106,722

Electronic Equipment		2.60%
DDi Corp.	1,844	22,497
FARO Technologies Inc.**	232	13,533
Measurement Specialties Inc.**	510	17,187
MTS Systems Corp.	338	17,944
Zygo Corp.**	770	15,069
		86,230

Semiconductor Cap Equipment		2.75%
CVD Equipment Corp.**	1,894	25,588
Kopin Corp.**	3,671	14,941
Kulicke & Soffa Industries Inc.**	898	11,162
Newport Corp.**	730	12,936
Photronics Inc.**	1,748	11,624
Rudolph Technologies Inc.**	1,353	15,032
		91,283

Semiconductors		1.58%
CEVA Inc.**	366	8,312
Entropic Communications Inc.**	1,977	11,526
Integrated Silicon Solution Inc.**	1,460	16,293
IXYS Corp.**	1,231	16,249
		52,380

Total Technology
(Cost $285,649)		336,615

Transportation		1.32%
Airlines		0.65%
Hawaiian Holdings Inc.**	4,140	21,652

Trucking, Shipping & Air Freight		0.67%
Saia Inc.**	1,296	22,045

Total Transportation
(Cost $44,953)		43,697

Utilities		1.06%
Gas Utilities		0.51%
Chesapeake Utilities Corp.	415	17,065

Independent Power		0.55%
Genie Energy Ltd. - Class B	1,877	$18,151

Total Utilities
(Cost $31,867)		35,216

Total Common Stocks
(Cost $2,812,195)		3,226,593

MONEY MARKET MUTUAL FUNDS		4.86%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	161,309	161,309

Total Money Market Mutual Funds
(Cost $161,309)		161,309

Total Investments
(Cost $2,973,504)	102.11%	3,387,902

Liabilities in Excess of Other Assets	(2.11%)	(70,068)

Net Assets	100.00%	$3,317,834

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

.

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

WESTCORE INTERNATIONAL SMALL-CAP FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
COMMON STOCKS		95.83%
Consumer Discretionary		28.50%
Diversified Consumer Services		7.02%
MegaStudy Co. Ltd. (South Korea)	50,400	$5,195,463
Slater & Gordon Ltd. (Australia)	4,702,343	7,160,261
		12,355,724

Hotels, Restaurants & Leisure		0.37%
Domino's Pizza Group Ltd. (United Kingdom)	93,500	645,467

Household Durables		0.91%
Maisons France Confort (France)	50,540	1,600,882

Media		8.17%
CTS Eventim AG (Germany)	114,400	3,951,720
Pico Far East Holdings Ltd. (Hong Kong)	42,549,600	9,588,735
Rightmove PLC (United Kingdom)	36,100	838,407
		14,378,862

Specialty Retail		6.19%
Bonjour Holdings Ltd. (Hong Kong)	38,106,600	5,643,205
Ports Design Ltd. (Hong Kong)	3,555,500	5,237,867
		10,881,072

Textiles, Apparel & Luxury Goods		5.84%
Xtep International Holdings Ltd. (Hong Kong)	22,649,300	10,266,567

Total Consumer Discretionary
(Cost $50,163,659)		50,128,574

Consumer Staples		0.76%
Food & Staples Retailing		0.76%
Eurocash S.A. (Poland)	118,800	1,337,558

Total Consumer Staples
(Cost $687,228)		1,337,558

Financials		10.78%
Capital Markets		2.29%
Azimut Holding S.p.A. (Italy)	333,728	3,625,301
Treasury Group Ltd. (Australia)	97,650	402,580
		4,027,881

Diversified Financial Services		5.14%
IG Group Holdings PLC (United Kingdom)	1,046,550	7,532,750
London Capital Group Holdings PLC (United Kingdom)	1,139,826	1,504,089
		9,036,839

Thrifts & Mortgage Finance		3.35%
Home Capital Group Inc. (Canada)	116,600	5,884,650

Total Financials
(Cost $18,395,803)		18,949,370

Health Care		1.64%
Life Sciences Tools & Services		0.74%
EPS Co. Ltd. (Japan)	590	1,296,617

Pharmaceuticals		0.90%
China Medical System Holdings Ltd. (Cayman Islands)	2,189,000	1,595,475

Total Health Care
(Cost $2,523,455)		$2,892,092

Industrials		44.22%
Commercial Services & Supplies		22.31%
Aeon Delight Co. Ltd. (Japan)	349,700	7,368,331
Credit Corp. Group Ltd. (Australia)	1,952,194	11,829,763
Mears Group PLC (United Kingdom)	1,735,900	7,094,089
Mitie Group PLC (United Kingdom)	1,299,100	5,807,717
Prestige International Inc. (Japan)	664,700	7,147,312
		39,247,212

Construction & Engineering		10.27%
Cardno Ltd. (Australia)*	1,582,363	11,457,253
Morgan Sindall Group PLC (United Kingdom)	608,767	6,601,792
		18,059,045

Machinery		3.70%
Andritz AG (Austria)	49,830	4,876,733
Duro Felguera S.A. (Spain)	103,600	672,898
Metka S.A. (Greece)	99,830	958,636
		6,508,267

Professional Services		4.77%
ITE Group PLC (United Kingdom)	1,590,400	5,647,294
SAI Global Ltd. (Australia)	529,574	2,742,798
		8,390,092

Trading Companies & Distributors		3.17%
Indutrade AB (Sweden)	179,400	5,572,523

Total Industrials
(Cost $58,813,837)		77,777,139

Information Technology		9.93%
Electronic Equipment & Components		2.95%
Diploma PLC (United Kingdom)	720,930	5,189,035

Internet Software & Services		3.67%
DeNA Co. Ltd. (Japan)	190,800	5,285,785
SMS Co. Ltd. (Japan)**	900	1,175,426
		6,461,211

IT Services		2.28%
Wirecard AG (Germany)	210,106	4,000,138

Software		1.03%
Simplex Holdings Inc. (Japan)	5,532	1,812,587

Total Information Technology
(Cost $13,494,702)		17,462,971

Total Common Stocks
(Cost $144,078,684)		168,547,704

MONEY MARKET MUTUAL FUNDS		2.63%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	4,622,686	4,622,686

Total Money Market Mutual Funds
(Cost $4,622,686)		4,622,686

Total Investments
(Cost $148,701,370)	98.46%	173,170,390

Other Assets in Excess of Liabilities	1.54%	2,702,840

Net Assets	100.00%	$175,873,230

Westcore International Small-Cap Fund
Country Breakdown as of March 31, 2012 (Unaudited)
Country	Market Value	%
United Kingdom	$40,860,639	23.23%
Australia	33,592,655	19.10%
Hong Kong	30,736,374	17.48%
Japan	24,086,058	13.70%
Germany	7,951,857	4.52%
Canada	5,884,650	3.35%
Sweden	5,572,523	3.17%
South Korea	5,195,464	2.95%
Austria	4,876,733	2.77%
United States	4,622,686	2.63%
Italy	3,625,301	2.06%
France	1,600,882	0.91%
Cayman Islands	1,595,475	0.90%
Poland	1,337,558	0.76%
Greece	958,637	0.55%
Spain	672,898	0.38%
Total Investments	173,170,390	98.46%
Other Assets in Excess of Liabilities	2,702,840	1.54%
Net Assets	$175,873,230	100.00%

Please note the country breakdown is based on the company headquarters.

Sector and industry classifications presented herein are based on the sector and industry categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different from another.

*	All or a portion of the security is pledged as collateral on forward foreign currency contracts as of March 31, 2012.

See Notes to Quarterly Statements of Investments.

OUTSTANDING FORWARD FOREIGN CURRENCY CONTRACTS

						Unrealized
Contract	Contracted	Purchase/Sale	Expiration	Value On	Current	Appreciation/
Description	Amount	Contract	Date	Settlement Date	Value	(Depreciation)
AUD	20,840,411	Sale	06/25/2012	$21,855,964	$21,379,897	$476,067
CAD	5,899,960	Sale	06/25/2012	5,955,826	5,904,000	51,826
CHF	7,421,578	Purchase	06/25/2012	8,162,532	8,230,523	67,991
DKK	17,842,016	Purchase	06/25/2012	3,182,573	3,200,070	17,497
EUR	14,450,975	Purchase	06/25/2012	19,156,502	19,282,562	126,060
HKD	213,178,477	Sale	06/25/2012	27,463,384	27,462,246	1,138
ILS	6,548,161	Purchase	06/25/2012	1,743,433	1,758,281	14,848
JPY	2,127,031,149	Purchase	06/25/2012	25,573,731	25,718,863	145,132
KRW	2,222,851,913	Sale	06/25/2012	1,968,258	1,949,605	18,653
NOK	23,973,526	Purchase	06/25/2012	4,181,380	4,195,544	14,164
SGD	5,229,019	Purchase	06/25/2012	4,159,258	4,160,810	1,552
						$934,928

GBP	1,594,317	Sale	06/25/2012	$2,533,418	$2,548,594	$(15,176)
NZD	1,567,873	Purchase	06/25/2012	1,286,644	1,276,027	(10,617)
PLN	4,216,212	Sale	06/25/2012	1,343,384	1,343,641	(257)
SEK	448,485	Sale	06/25/2012	66,622	67,558	(936)
						$(26,986)

WESTCORE FLEXIBLE INCOME FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
EXCHANGE TRADED FUNDS		2.17%
SPDR Barclays Capital High Yield Bond ETF	55,000	$2,165,350

Total Exchange Traded Funds
(Cost $2,165,316)		2,165,350

CONVERTIBLE PREFERRED STOCKS		1.30%
Utilities		1.30%
Utilities		1.30%
AES Trust III,
6.750%, 10/15/2029	26,100	1,302,129

Total Utilities
(Cost $1,140,080)		1,302,129

Total Convertible Preferred Stocks
(Cost $1,140,080)		1,302,129

NONCONVERTIBLE PREFERRED STOCKS		3.12%
Financials		3.12%
Real Estate Investment Trusts (REITs)		3.12%
Diversified (REITs)		1.05%
Cousins Properties Inc.:
7.500%	17,000	424,575
7.750%	25,000	625,500
		1,050,075

Office Property (REITs)		0.14%
SL Green Realty Corp.,
Series C, 7.625%	5,600	140,896

Storage (REITs)		1.01%
Public Storage:
6.450%	6,900	175,191
6.350%	31,000	836,070
		1,011,261

Warehouse-Industrial (REITs)		0.92%
CenterPoint Properties Trust,
5.377%(1)(2)	1,500	915,000

Total Financials
(Cost $3,692,145)		3,117,232

Total Nonconvertible Preferred Stocks
(Cost $3,692,145)		3,117,232

	Principal Amount	Market Value
CORPORATE BONDS		84.98%
Financials		11.94%
Financial Services		0.23%
Emigrant Capital Trust II - 144A,
3.119%, 4/14/2034(2)(3)	$500,000	225,644

Insurance		1.06%
Zurich Reinsurance Inc.,
7.125%, 10/15/2023	1,000,000	1,058,628

Leasing		0.56%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(3)	575,000	558,622

Savings & Loans		0.65%
Washington Mutual Bank,
5.550%, 6/16/2010**(4)	$2,000,000	$645,000

Real Estate Investment Trusts (REITs)		9.44%
Data Center (REITs)		2.21%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	2,000,000	2,210,000

Healthcare (REITs)		2.13%
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	2,000,000	2,130,000

Hotels (REITs)		3.50%
Host Hotels & Resorts LP:
5.875%, 6/15/2019	1,500,000	1,588,125
6.000%, 11/1/2020	500,000	532,500
Host Marriott Corp.,
Series Q, 6.750%, 6/1/2016	1,325,000	1,371,375
		3,492,000

Timber (REITs)		1.60%
Potlatch Corp.,
7.500%, 11/1/2019	1,500,000	1,597,500

Total Financials
(Cost $12,634,165)		11,917,394

Industrials		70.78%
Aerospace & Defense		3.32%
BE Aerospace Inc.:
8.500%, 7/1/2018	750,000	832,500
6.875%, 10/1/2020	1,250,000	1,375,000
L-3 Communications Corp.,
Series B, 6.375%, 10/15/2015	1,075,000	1,103,219
		3,310,719

Airlines		0.12%
Atlas Air Inc.,
Pass-Through Certificates, Series 1999-1, Class A-1, 7.200%, 1/2/2019(5)	47,604	47,604
Continental Airlines Inc.:
Pass-Through Certificates, Series 1997-1, Class B, 7.461%, 4/1/2013(5)	5,905	5,846
Pass-Through Certificates, Series 1999-1, Class B, 6.795%, 8/2/2018(5)	70,450	69,042
		122,492

Autos		2.36%
DPH Holdings Corp.:
6.500%, 5/1/2009**(1)(4)	1,375,000	27,500
8.250%, 10/15/2033**(1)(4)	1,015,000	0
Goodyear Tire & Rubber Co.:
8.750%, 8/15/2020	1,644,000	1,791,960
8.250%, 8/15/2020	500,000	533,750
		2,353,210

Broadcasting		1.12%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(3)	1,000,000	1,117,500

Building Materials		1.55%
USG Corp. - 144A,
8.375%, 10/15/2018(3)	1,500,000	1,545,000

Cable & Media		1.13%
Virgin Media Finance PLC (United Kingdom),
8.375%, 10/15/2019	$1,000,000	$1,125,000

Chemicals		0.79%
Polymer Group Inc.,
7.750%, 2/1/2019	750,000	793,125

Commercial Services		5.38%
Aramark Corp.,
8.500%, 2/1/2015	1,500,000	1,539,390
Corrections Corp. of America,
7.750%, 6/1/2017	1,500,000	1,642,500
Iron Mountain Inc.:
7.750%, 10/1/2019	500,000	548,750
8.375%, 8/15/2021	1,500,000	1,638,750
		5,369,390

Consumer Products		1.85%
Jarden Corp.,
6.125%, 11/15/2022	1,750,000	1,841,875

Consumer Services		1.91%
Service Corp. International:
6.750%, 4/1/2016	500,000	543,750
7.000%, 5/15/2019	1,250,000	1,359,375
		1,903,125

Energy-Non Utility		13.65%
Denbury Resources Inc.,
6.375%, 8/15/2021	1,500,000	1,593,750
Forest Oil Corp.,
7.250%, 6/15/2019	2,100,000	2,073,750
MarkWest Energy Partners LP / MarkWest Energy Finance Corp.,
6.750%, 11/1/2020	2,000,000	2,170,000
Plains Exploration & Production Co.,
8.625%, 10/15/2019	2,250,000	2,536,875
Range Resources Corp.:
6.750%, 8/1/2020	1,000,000	1,090,000
5.750%, 6/1/2021	1,750,000	1,846,250
Southwestern Energy Co.,
7.500%, 2/1/2018	1,910,000	2,310,263
		13,620,888

Healthcare		6.40%
Community Health Systems Inc.,
8.875%, 7/15/2015	1,983,000	2,057,362
DaVita Inc.,
6.625%, 11/1/2020	1,500,000	1,575,000
HCA Inc.,
7.875%, 2/15/2020	2,500,000	2,759,375
		6,391,737

Leisure		11.04%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	336,000	255,360
10.000%, 12/15/2018	1,028,000	799,270
MGM Mirage Resort Inc.,
10.375%, 5/15/2014	2,000,000	2,277,500
Premier Ent. Biloxi,
0.000%, 2/1/2012**(1)(4)	250,000	0
Royal Caribbean Cruises Ltd. (Liberia),
6.875%, 12/1/2013	1,250,000	1,325,000
Speedway Motorsports Inc.:
8.750%, 6/1/2016	1,000,000	1,100,000
6.750%, 2/1/2019	478,000	499,510
Starwood Hotels & Resorts Worldwide Inc.,
7.150%, 12/1/2019	2,010,000	2,391,900
Vail Resorts Inc.,
6.500%, 5/1/2019	2,250,000	2,373,750
		11,022,290

Metals & Mining		0.50%
FMG Resources August 2006 Pty Ltd. - 144A (Australia),
6.875%, 2/1/2018(3)	$500,000	$502,500

Other Industrials		1.13%
Mueller Water Products Inc.,
8.750%, 9/1/2020	1,000,000	1,125,000

Packaging & Containers		4.41%
Ball Corp.,
5.750%, 5/15/2021	2,025,000	2,161,687
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	2,075,000	2,241,000
		4,402,687

Paper & Forestry		0.90%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(3)	850,000	901,000

Pharmaceuticals		0.26%
Eszopiclone Royalty SUB LLC - 144A,
Series IV, 12.000%, 3/15/2014(1)(3)	264,185	258,902

Retail		4.26%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	2,000,000	2,035,000
Ltd. Brands Inc.:
7.000%, 5/1/2020	1,250,000	1,400,000
6.625%, 4/1/2021	750,000	816,563
Winn-Dixie Stores Inc.,
Series Escrow Units, 4/1/2099**(1)(4)	2,150,000	0
		4,251,563

Technology		2.47%
Amkor Technology Inc.,
7.375%, 5/1/2018	500,000	538,125
Fidelity National Information Services Inc.:
7.625%, 7/15/2017	1,250,000	1,375,000
7.875%, 7/15/2020	500,000	557,500
		2,470,625

Telecomm & Related		4.42%
Frontier Communications Corp.,
8.500%, 4/15/2020	2,250,000	2,379,375
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(1)(3)	1,861,029	2,033,695
		4,413,070

Textiles, Apparel & Luxury Goods		1.81%
Hanesbrands Inc.,
6.375%, 12/15/2020	1,750,000	1,806,875

Total Industrials
(Cost $69,712,622)		70,648,573

Utilities		2.26%
Utilities		2.26%
Calpine Corp Escrow,
8.750%, 7/15/2013**(1)(4)	200,000	0
Calpine Corp. - 144A,
7.500%, 2/15/2021(3)	2,000,000	2,145,000
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(3)	100,000	106,474
		2,251,474

Total Utilities
(Cost $2,153,878)		2,251,474

Total Corporate Bonds
(Cost $84,500,665)		84,817,441

COLLATERALIZED DEBT OBLIGATIONS & COMMERCIAL MORTGAGE-BACKED SECURITIES		1.91%
Collateralized Debt Obligations		0.13%
N-Star Real Estate Ltd. - 144A (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 10/20/2014(1)(3)(5)	$512,576	$133,270

Total Collateralized Debt Obligations
(Cost $483,051)		133,270

Commercial Mortgage-Backed Securities		1.78%
Adams Outdoor Advertising LP - 144A,
10.756%, 12/20/2017(3)(5)	700,000	740,213
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(3)(5)	1,000,000	1,031,325
		1,771,538

Total Commercial Mortgage-Backed Securities
(Cost $1,700,000)		1,771,538

Collateralized Debt Obligations & Commercial Mortgage-Backed Securities
(Cost $2,183,051)		1,904,808

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		5.47%
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	5,460,179	5,460,179

Total Money Market Mutual Funds
(Cost $5,460,179)		5,460,179

Total Investments
(Cost $99,141,436)	98.95%	98,767,139

Other Assets in Excess of Liabilities	1.05%	1,044,086

Net Assets	100.00%	$99,811,225

**	Non-income producing security.

See Notes to Quarterly Statements of Investments.

(1)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2012 these securities represented 3.37% of the Fund's net assets.
(2)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(3)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	$ 700,000	$ 740,213	0.74%
Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	548,132	558,622	0.56%
Calpine Corp.	7.500%	2/15/2021	10/18/2010 - 2/2/2012	2,053,903	2,145,000	2.15%
Emigrant Capital Trust II	3.119%	4/14/2034	8/11/2004	497,948	225,644	0.23%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/2014	7/29/2005	264,185	258,902	0.26%
FMG Resources August 2006 Pty Ltd.	6.875%	2/1/2018	11/30/2011	466,444	502,500	0.50%
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	1,000,000	1,031,325	1.03%
Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003	99,975	106,474	0.11%
N-Star Real Estate Ltd., Series 2004-2A, Class C2B	6.591%	6/28/2014	6/16/2004	483,050	133,270	0.13%
Sinclair Television Group Inc.	9.250%	11/1/2017	11/15/2011 - 11/17/2011	1,079,855	1,117,500	1.12%
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	1,651,003	2,033,695	2.04%
USG Corp.	8.375%	10/15/2018	11/9/2010 - 10/25/2011	1,450,997	1,545,000	1.55%
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	7/20/2009 - 8/3/2009	745,586	901,000	0.90%
				$ 11,041,078	$ 11,299,145	11.32%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 6.89% of the Fund's net assets as of March 31, 2012.

(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

WESTCORE PLUS BOND FUND AS OF MARCH 31, 2012 (Unaudited)
	Shares	Market Value
NONCONVERTIBLE PREFERRED STOCKS		0.28%
Financials		0.22%
Financial Services		0.06%
First Tennessee Bank - 144A,
3.750%(1)(2)	1,500	$1,017,187

Real Estate Investment Trusts (REITs)		0.16%
Apartments (REITs)		0.02%
Cousins Properties Inc.,
7.500%	10,300	257,243

Warehouse-Industrial (REITs)		0.14%
CenterPoint Properties Trust,
5.120%(1)(3)	3,900	2,379,000

Total Financials
(Cost $5,591,578)		3,653,430

Utilities		0.06%
Utilities		0.06%
Southern California Edison,
5.349%	9,400	938,825

Total Utilities
(Cost $940,000)		938,825

Total Nonconvertible Preferred Stocks
(Cost $6,531,578)		4,592,255

	Principal Amount	Market Value
CORPORATE BONDS		50.44%
Financials		15.09%
Financial Services		7.50%
BB&T Corp.:
3.200%, 3/15/2016	$8,975,000	9,441,628
6.850%, 4/30/2019	4,150,000	5,114,199
Capital One Financial Corp.,
4.750%, 7/15/2021	6,700,000	7,060,487
City National Corp.,
5.250%, 9/15/2020	16,475,000	16,588,430
Emigrant Capital Trust II - 144A,
3.119%, 4/14/2034(1)(2)	850,000	383,595
FIA Card Services NA,
6.625%, 6/15/2012	10,452,000	10,528,989
First Empire Capital Trust,
8.277%, 6/1/2027	25,000	25,802
First Horizon National Corp.,
5.375%, 12/15/2015	12,525,000	13,318,283
FMR Corp. - 144A,
7.490%, 6/15/2019(2)	5,000,000	5,771,070
KeyCorp,
5.100%, 3/24/2021	7,525,000	8,306,117
PNC Funding Corp.,
4.250%, 9/15/2015	14,595,000	15,949,431
The Toronto-Dominion Bank (Canada),
2.500%, 7/14/2016	12,000,000	12,388,296
Union Bank of California,
5.950%, 5/11/2016	3,100,000	3,387,553
Wachovia Corp.,
5.625%, 10/15/2016	14,250,000	15,898,896
		124,162,776

Insurance		1.30%
Berkshire Hathaway,
4.850%, 1/15/2015	5,000,000	5,545,310
OneBeacon U.S. Holdings Inc.,
5.875%, 5/15/2013	$4,858,000	$5,000,675
PartnerRe Finance B LLC,
5.500%, 6/1/2020	9,700,000	10,055,156
Prudential Financial,
Series MTNB, 4.346%, 5/12/2015	729,376	744,416
Zurich Reinsurance,
7.125%, 10/15/2023	200,000	211,726
		21,557,283

Leasing		0.34%
Aviation Capital Group Corp. - 144A,
6.750%, 4/6/2021(2)	5,725,000	5,561,929

Savings & Loans		0.24%
Washington Mutual Bank:
5.550%, 6/16/2010**(4)	7,100,000	2,289,750
2.969%, 6/16/2010**(4)	5,000,000	1,612,500
		3,902,250

Real Estate Investment Trusts (REITs)		5.71%
Data Center (REITs)		0.67%
DuPont Fabros Technology LP,
8.500%, 12/15/2017	10,075,000	11,132,875

Diversified (REITs)		1.06%
National Retail Properties Inc.,
6.250%, 6/15/2014	975,000	1,048,159
Washington REIT:
5.250%, 1/15/2014	2,000,000	2,096,658
4.950%, 10/1/2020	13,825,000	14,460,605
		17,605,422

Healthcare (REITs)		0.67%
Healthcare Realty Trust Inc.,
5.125%, 4/1/2014	3,125,000	3,258,181
Omega Healthcare Investors Inc.,
6.750%, 10/15/2022	7,430,000	7,912,950
		11,171,131

Hotels (REITs)		0.49%
Host Hotels & Resorts LP:
5.875%, 6/15/2019	2,100,000	2,223,375
6.000%, 11/1/2020	5,575,000	5,937,375
		8,160,750

Industrials (REITs)		0.55%
ProLogis LP:
7.625%, 8/15/2014	6,970,000	7,757,958
7.625%, 7/1/2017	1,100,000	1,315,378
		9,073,336

Regional Malls (REITs)		0.81%
Simon Property Group LP:
5.250%, 12/1/2016	6,080,000	6,881,624
7.375%, 6/15/2018	2,868,000	3,665,542
10.350%, 4/1/2019	2,050,000	2,826,845
		13,374,011

Shopping Centers (REITs)		0.27%
Kimco Realty Corp.,
Series MTNC, 5.980%, 7/30/2012	1,800,000	1,820,615
Weingarten Realty Investors:
4.857%, 1/15/2014	2,015,000	2,084,520
6.640%, 7/15/2026	545,000	589,919
		4,495,054

Timber (REITs)		1.19%
Plum Creek Timberland,
5.875%, 11/15/2015	2,400,000	2,644,860
Potlatch Corp.,
7.500%, 11/1/2019 $	15,996,000	$17,035,740
		19,680,600

Total Financials
(Cost $246,139,234)		249,877,417

Industrials		29.87%
Aerospace & Defense		0.21%
BE Aerospace Inc.,
6.875%, 10/1/2020	3,100,000	3,410,000

Autos		0.80%
BMW US Capital Inc. - 144A,
5.730%, 11/1/2015(2)(3)	12,000,000	13,290,360
DPH Holdings Corp.,
6.500%, 5/1/2009**(3)(4)	1,000,000	20,000
		13,310,360

Broadcasting		0.04%
Sinclair Television Group Inc. - 144A,
9.250%, 11/1/2017(2)	600,000	670,500

Building Materials		0.52%
USG Corp. - 144A,
8.375%, 10/15/2018(2)	8,400,000	8,652,000

Cable & Media		1.69%
CBS Corp.,
8.875%, 5/15/2019	11,675,000	15,356,058
Time Warner Inc.,
9.150%, 2/1/2023	2,410,000	3,287,271
Virgin Media/Secured Finance PLC (United Kingdom),
5.250%, 1/15/2021	8,700,000	9,365,811
		28,009,140

Chemicals		0.57%
Potash Corp. of Saskatchewan Inc. (Canada),
6.500%, 5/15/2019	7,625,000	9,406,459

Commercial Services		0.71%
Aramark Corp.,
8.500%, 2/1/2015	3,575,000	3,668,880
Iron Mountain Inc.,
7.750%, 10/1/2019	7,425,000	8,148,937
		11,817,817

Consumer Products		0.63%
Jarden Corp.,
6.125%, 11/15/2022	10,000,000	10,525,000

Energy-Non Utility		6.17%
Apache Corp.,
5.100%, 9/1/2040	5,550,000	6,062,826
BP Capital Markets PLC (United Kingdom),
3.625%, 5/8/2014	16,080,000	16,913,040
Burlington Resources Inc.,
6.875%, 2/15/2026	1,000,000	1,197,189
Forest Oil Corp.,
7.250%, 6/15/2019	12,460,000	12,304,250
Kerr-McGee Corp.,
6.950%, 7/1/2024	4,500,000	5,444,248
Pride International Inc.:
8.500%, 6/15/2019	2,925,000	3,850,763
6.875%, 8/15/2020	7,575,000	9,249,605
Range Resources Corp.,
5.750%, 6/1/2021	11,225,000	11,842,375
Southwestern Energy Co.,
7.500%, 2/1/2018	10,520,000	12,724,592
Tennessee Gas Pipeline Co.:
7.000%, 3/15/2027	75,000	86,131
7.000%, 10/15/2028	9,775,000	11,100,363
Transcontinental Gas Pipe Line,
6.400%, 4/15/2016	$5,725,000	$6,695,262
Valero Energy Corp.,
6.125%, 6/15/2017	4,000,000	4,607,172
Weatherford International Ltd. (Switzerland),
5.150%, 3/15/2013	171,000	176,469
		102,254,285

Food & Beverages		4.27%
Anheuser-Busch Companies Inc. (Belgium),
5.050%, 10/15/2016	8,030,000	9,140,991
Anheuser-Busch InBev Worldwide Inc. (Belgium),
7.750%, 1/15/2019	6,350,000	8,293,182
The Coca-Cola Co.:
3.625%, 3/15/2014	5,000,000	5,291,655
1.500%, 11/15/2015	6,000,000	6,131,802
Diageo Finance BV (Netherlands),
5.300%, 10/28/2015	9,700,000	11,065,760
Kraft Foods Inc.:
4.125%, 2/9/2016	2,000,000	2,175,012
5.375%, 2/10/2020	4,125,000	4,774,898
PepsiCo Inc.:
3.750%, 3/1/2014	6,500,000	6,899,802
2.500%, 5/10/2016	15,000,000	15,696,705
WM Wrigley Jr. Co.,
4.650%, 7/15/2015	1,125,000	1,201,161
		70,670,968

Healthcare		1.00%
DaVita Inc.,
6.625%, 11/1/2020	3,700,000	3,885,000
HCA Inc.,
7.875%, 2/15/2020	11,475,000	12,665,531
		16,550,531

Leisure		1.25%
Harrah's Operating Co. Inc.:
10.000%, 12/15/2018	933,000	709,080
10.000%, 12/15/2018	2,846,000	2,212,765
MGM Mirage,
7.625%, 7/15/2013	1,500,000	1,530,000
Starwood Hotels & Resorts Worldwide Inc.,
6.750%, 5/15/2018	9,170,000	10,683,050
Vail Resorts Inc.,
6.500%, 5/1/2019	5,250,000	5,538,750
		20,673,645

Machinery		0.74%
Cummins Inc.,
7.125%, 3/1/2028	3,301,000	4,216,915
Kennametal Inc.,
7.200%, 6/15/2012	7,880,000	7,976,578
		12,193,493

Metals & Mining		1.23%
BHP Billiton Finance USA Ltd. (Australia):
5.500%, 4/1/2014	5,075,000	5,553,101
6.500%, 4/1/2019	5,025,000	6,238,537
Sweetwater Investors LLC - 144A,
5.875%, 5/15/2014(2)	222,285	218,350
Teck Resources Ltd. (Canada),
10.750%, 5/15/2019	6,676,000	8,303,622
		20,313,610

Packaging & Containers		1.75%
Ball Corp.,
5.750%, 5/15/2021	15,000,000	16,012,500
Crown Americas LLC / Crown Americas Capital Corp. III,
6.250%, 2/1/2021	12,000,000	12,960,000
		28,972,500

Paper & Forestry		0.56%
West Fraser Timber Co. Ltd. - 144A (Canada),
5.200%, 10/15/2014(2)	$8,825,000	$9,354,500

Pharmaceuticals		0.77%
Eszopiclone Royalty SUB LLC - 144A,
Series IV, 12.000%, 3/15/2014(2)(3)	264,185	258,902
GlaxoSmithKline Capital Inc. (United Kingdom),
5.650%, 5/15/2018	10,350,000	12,512,311
		12,771,213

Retail		2.39%
AmeriGas Finance LLC / AmeriGas Finance Corp.,
6.750%, 5/20/2020	7,975,000	8,114,563
Macy's Retail Holdings Inc.,
7.450%, 7/15/2017	11,050,000	13,426,910
Wal-Mart Stores Inc.,
7.550%, 2/15/2030	12,400,000	18,042,707
		39,584,180

Technology		0.82%
Fidelity National Information Services Inc.,
7.625%, 7/15/2017	3,725,000	4,097,500
International Business Machines Corp.,
2.000%, 1/5/2016	8,000,000	8,218,640
Science Applications International Corp.,
5.500%, 7/1/2033	1,225,000	1,249,767
		13,565,907

Telecomm & Related		2.17%
America Movil SAB de CV (Mexico),
5.000%, 10/16/2019	6,975,000	7,783,682
American Tower Corp.,
4.625%, 4/1/2015	3,600,000	3,837,305
AT&T Inc.,
5.625%, 6/15/2016	9,600,000	11,140,214
Frontier Communications Corp.,
8.125%, 10/1/2018	7,450,000	7,915,625
Tuckahoe Credit Lease Trust - 144A,
9.310%, 10/20/2025(2)(3)	4,755,962	5,197,220
		35,874,046

Textiles, Apparel & Luxury Goods		0.34%
Hanesbrands Inc.,
6.375%, 12/15/2020	5,400,000	5,575,500

Transportation		1.24%
Burlington Northern Santa Fe Corp.:
5.750%, 3/15/2018	7,175,000	8,529,425
4.575%, 1/15/2021	981,807	1,063,953
Burlington Northern Santa Fe LLC,
6.150%, 5/1/2037	4,325,000	5,178,764
Canadian National Railway Co. (Canada),
6.800%, 7/15/2018	3,315,000	4,152,614
CSX Transportation Inc.,
9.750%, 6/15/2020	1,250,000	1,706,114
		20,630,870

Total Industrials
(Cost $466,852,971)		494,786,524

Utilities		5.48%
Utilities		5.48%
Calpine Corp. - 144A,
7.500%, 2/15/2021(2)	8,350,000	8,955,375
Commonwealth Edison Co.,
Series 104, 5.950%, 8/15/2016	7,375,000	8,704,108
Consumers Energy Co.,
Series B, 6.875%, 3/1/2018	1,564,000	1,889,658
Duke Energy Carolinas LLC:
Series C, 7.000%, 11/15/2018	$4,285,000	$5,498,186
3.900%, 6/15/2021	4,275,000	4,618,522
Georgia Power Co.,
Series 07-A, 5.650%, 3/1/2037	850,000	997,041
Indianapolis Power & Light Co. - 144A,
6.300%, 7/1/2013(2)	400,000	425,897
MidAmerican Energy Holdings Co.,
5.875%, 10/1/2012	200,000	205,177
Nevada Power Co.:
Series M, 5.950%, 3/15/2016	9,287,000	10,633,745
Series R, 6.750%, 7/1/2037	2,850,000	3,688,330
NextEra Energy Capital Corp.:
2.600%, 9/1/2015	3,200,000	3,280,922
6.350%, 10/1/2066(1)	2,900,000	2,960,865
Northern Natural Gas Co. - 144A,
5.375%, 10/31/2012(2)	350,000	359,303
Oncor Electric Delivery Co. LLC,
7.000%, 9/1/2022	13,178,000	16,016,383
Public Service Co. of Oklahoma,
6.150%, 8/1/2016	3,075,000	3,511,656
San Diego Gas & Electric Co.,
6.000%, 6/1/2026	3,550,000	4,444,259
Tenaska Alabama II Partners LP - 144A,
6.125%, 3/30/2023(2)	225,077	245,040
Tenaska Virginia Partners LP - 144A,
6.119%, 3/30/2024(2)	199,958	207,381
Westar Energy Inc.,
8.625%, 12/1/2018	9,950,000	13,161,850
WPD Holdings - 144A (United Kingdom),
7.250%, 12/15/2017(2)	875,000	1,004,034
		90,807,732

Total Utilities
(Cost $81,503,124)		90,807,732

Total Corporate Bonds
(Cost $794,495,329)		835,471,673

MUNICIPAL BONDS		0.41%
Washington		0.41%
Washington State Build America Bonds,
5.090%, 8/1/2033	5,900,000	6,810,016

Total Municipal Bonds
(Cost $5,900,000)		6,810,016

ASSET-BACKED SECURITIES, COLLATERALIZED DEBT OBLIGATIONS, COMMERCIAL MORTGAGE-BACKED SECURITIES, RESIDENTIAL MORTGAGE-BACKED SECURITIES & AGENCY MORTGAGE BACKED SECURITIES		34.58%
Asset-Backed Securities		4.05%
BMW Vehicle Owner Trust,
Series 2011-A, Class A3, 0.760%, 9/25/2014(5)	4,500,000	4,508,797
CarMax Auto Owner Trust:
Series 2009-2, Class A3, 1.740%, 4/15/2014	1,321,800	1,327,662
Series 2009-2, Class B, 4.650%, 8/17/2015	6,000,000	6,307,362
CenterPoint Energy Transition Bond Co. LLC,
Series 2008-A, Class A1, 4.192%, 2/1/2020	3,335,034	3,610,738
Harley-Davidson Motorcycle Trust,
Series 2009-3, Class A3, 1.740%, 9/16/2013	$1,609,405	$1,611,193
Honda Auto Receivables Owner Trust:
Series 2010-1, Class A4, 1.980%, 3/21/2013(5)	5,025,000	5,090,521
Series 2010-3, Class A4, 0.940%, 11/21/2013(5)	8,480,000	8,513,886
Hyundai Auto Receivables Trust,
Series 2009-A, Class A4, 3.150%, 3/15/2016	10,600,000	10,881,759
John Deere Owner Trust:
Series 2011-A, Class A3, 1.290%, 1/15/2016	3,325,000	3,352,059
Series 2011-A, Class A4, 1.960%, 4/16/2018	5,528,000	5,657,560
Marriott Vacation Club Owner Trust - 144A:
Series 2006-2A, Class A, 5.362%, 4/20/2014(2)(5)	125,785	127,075
Series 2010-1A, Class A, 3.540%, 12/20/2032(2)	6,184,197	6,314,788
Mercedes-Benz Auto Receivables Trust,
Series 2009-1, Class A3, 1.670%, 1/15/2014	1,508,587	1,516,139
World Financial Network Credit Card Master Trust,
Series 2011-A, Class A, 1.680%, 8/15/2018	8,250,000	8,283,297

Total Asset-Backed Securities
(Cost $65,836,980)		67,102,836

Collateralized Debt Obligations		0.01%
N-Star Real Estate Ltd. - 144A (Cayman Islands),
Series 2004-2A, Class C2B, 6.591%, 6/28/2014(2)(3)(5)	615,091	159,924

Total Collateralized Debt Obligations
(Cost $579,659)		159,924

Commercial Mortgage-Backed Securities		3.14%
Adams Outdoor Advertising LP - 144A:
5.438%, 12/20/2017(2)(5)	7,964,335	8,329,022
10.756%, 12/20/2017(2)(5)	6,300,000	6,661,916
Crown Castle Towers LLC - 144A:
5.495%, 1/15/2017(2)(5)	4,500,000	4,915,003
6.113%, 1/15/2020(2)(5)	8,975,000	9,987,622
4.883%, 8/15/2020(2)(5)	5,900,000	6,078,971
GTP Towers Issuer LLC - 144A,
8.112%, 2/15/2015(2)(5)	15,000,000	15,469,875
SBA Tower Trust - 144A,
4.254%, 4/15/2015(2)(5)	550,000	574,880

Total Commercial Mortgage-Backed Securities
(Cost $49,189,335)		52,017,289

Residential Mortgage-Backed Securities		0.18%
Banc of America Funding Corp.:
Class 2A4, 5.500%, 8/1/2035	$866,968	$764,356
Series 2005-4, Class 1A4, 5.500%, 8/1/2035	435,866	358,295
Banc of America Mortgage Securities Inc.:
Series 2005-2, Class 1A12, 5.500%, 3/25/2035	291,205	279,468
Series 2005-8, Class A14, 5.500%, 9/25/2035	874,044	791,111
Bank of America Alternative Loan Trust,
Series 2005-4, Class CB9, 5.500%, 5/25/2035	813,916	246,598
Bear Stearns Co.,
Series 2003-7, Class 4A, 4.880%, 10/25/2033(1)	55,016	56,186
Residential Funding Mortgage Securities II, Inc.,
Series 2002-HS2, Class M1, 5.680%, 1/25/2032	473,822	475,409
WAMU Mortgage Pass-Through Certificates,
Series 2003-AR3, Class B1, 2.480%, 4/25/2033(1)	41,735	34,256
Total Residential Mortgage-Backed Securities
(Cost $3,840,929)		3,005,679

Agency Mortgage-Backed Securities		27.20%
FHLMC:
Pool #781804, 5.062%, 7/1/2034(1)	578,845	621,568
Pool #781811, 5.111%, 7/1/2034(1)	266,291	285,893
Pool #781958, 5.124%, 9/1/2034(1)	793,328	849,842
Gold Pool #G08061, 5.500%, 6/1/2035	595,020	649,498
Gold Pool #G08079, 5.000%, 9/1/2035	9,888,167	10,672,339
Gold Pool #G01960, 5.000%, 12/1/2035	3,052,812	3,294,912
Gold Pool #A41748, 5.000%, 1/1/2036	4,138,769	4,466,990
Gold Pool #A42128, 5.500%, 1/1/2036	3,725,160	4,066,224
Gold Pool #G02064, 5.000%, 2/1/2036	4,554,396	4,915,577
Gold Pool #G05200, 5.000%, 5/1/2036	12,944,302	13,970,837
Gold Pool #G02252, 5.500%, 7/1/2036	10,791,960	11,766,550
Gold Pool #G02386, 6.000%, 11/1/2036	7,656,636	8,466,876
Pool #1G1317, 5.949%, 11/1/2036(1)	4,285,064	4,651,467
Gold Pool #G03189, 6.500%, 9/1/2037	13,278,576	14,882,043
Pool #A86876, 5.000%, 6/1/2039	10,306,019	11,107,229
Gold Pool #A91161, 4.500%, 2/1/2040	10,490,989	11,133,772
Pool #A97620, 4.500%, 3/1/2041	23,539,434	24,981,695
Gold Pool #Q05168, 4.000%, 12/1/2041	30,048,157	31,490,739
Gold Pool #C03789, 4.000%, 3/1/2042	19,175,000	20,095,573
FNMA:
Pool #995749, 4.000%, 5/25/2024	$15,715,974	$16,666,005
Pool #932361, 4.000%, 1/1/2025	16,111,400	17,085,334
Pool #AC8938, 4.500%, 1/1/2025	18,645,147	19,973,260
Pool #AD4268, 4.500%, 3/1/2025	11,405,322	12,217,735
Pool #779610, 4.952%, 6/1/2034(1)	225,818	242,518
Pool #725705, 5.000%, 8/1/2034	1,284,551	1,393,173
Pool #255706, 5.500%, 5/1/2035	7,188,530	7,869,485
Pool #735897, 5.500%, 10/1/2035	4,464,698	4,887,630
Pool #836496, 5.000%, 10/1/2035	6,271,538	6,783,597
Pool #850582, 5.500%, 1/1/2036	2,100,891	2,299,905
Pool #745275, 5.000%, 2/1/2036	8,201,800	8,871,461
Pool #845471, 5.000%, 5/1/2036	1,005,742	1,077,330
Pool #888016, 5.500%, 5/1/2036	8,350,978	9,142,049
Pool #190377, 5.000%, 11/1/2036	7,379,038	7,981,522
Pool #256526, 6.000%, 12/1/2036	9,655,293	10,590,408
Pool #888405, 5.000%, 12/1/2036	1,687,673	1,825,468
Pool #907772, 6.000%, 12/1/2036	4,152,573	4,554,750
Pool #910881, 5.000%, 2/1/2037	6,819,970	7,305,408
Pool #889108, 6.000%, 2/1/2038	7,906,379	8,720,293
Pool #257161, 5.500%, 4/1/2038	14,262,069	15,555,139
Pool #889579, 6.000%, 5/1/2038	13,700,942	15,165,353
Pool #995838, 5.500%, 5/1/2039	11,182,990	12,196,896
Pool #AE0395, 4.500%, 10/1/2040	25,284,329	26,899,315
Pool #MA0583, 4.000%, 11/1/2040	25,348,547	26,602,312
Pool #AJ1407, 4.000%, 9/1/2041	19,946,533	20,942,443
GNMA,
Pool #550656, 5.000%, 9/15/2035	1,043,263	1,155,109
Total Agency Mortgage-Backed Securities
(Cost $430,900,325)		450,373,522

Total Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage-Backed Securities & Agency Mortgage Backed Securities
(Cost $550,347,228)		572,659,250

U.S. GOVERNMENT & AGENCY OBLIGATIONS		0.01%
FNMA,
8.200%, 3/10/2016	55,000	70,208

Total U.S. Government & Agency Obligations
(Cost $52,875)		70,208

U.S. TREASURY BONDS & NOTES		11.59%
4.000%, 2/15/2014	36,100,000	38,548,049
4.250%, 11/15/2014	15,000,000	16,466,025
1.750%, 10/31/2018 $	24,100,000	$24,474,683
3.625%, 2/15/2020	10,000,000	11,339,060
4.500%, 2/15/2036	16,750,000	20,390,512
4.375%, 2/15/2038	4,500,000	5,385,236
4.375%, 11/15/2039	15,000,000	17,964,840
4.750%, 2/15/2041	36,700,000	46,614,725
3.750%, 8/15/2041	10,000,000	10,773,440
		191,956,570
Total U.S. Treasury Bonds & Notes
(Cost $180,290,155)		191,956,570

	Shares	Market Value
MONEY MARKET MUTUAL FUNDS		2.98%
Bank of New York Cash Reserve (7 Day Yield 0.050%)	20,226,096	20,226,096
Fidelity Institutional Money Market Government Portfolio - Class I (7 Day Yield 0.010%)	29,183,297	29,183,297

Total Money Market Mutual Funds
(Cost $49,409,393)		49,409,393

Total Investments
(Cost $1,587,026,558)	100.29%	1,660,969,365

Liabilities in Excess of Other Assets	(0.29%)	(4,723,380)

Net Assets	100.00%	$1,656,245,985

**	Non-income producing security.

See Notes to Quarterly Statement of Investments.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(2)

This security is restricted. The following table provides additional information regarding each security. Included in this list are certain securities exempt from registration under Rule 144A of the Securities Act of 1933, which may be resold in transactions, normally to qualified institutional buyers.

						Market Value
		Maturity			Market	as Percentage
Issuer Description	Coupon	Date	Acquisition Date	Cost	Value	of Net Assets
Adams Outdoor Advertising LP	5.438%	12/20/2017	12/3/2010	$ 7,964,335	$ 8,329,022	0.50%
Adams Outdoor Advertising LP	10.756%	12/20/2017	12/3/2010	6,300,000	6,661,916	0.40%
Aviation Capital Group Corp.	6.750%	4/6/2021	12/7/2011	5,446,233	5,561,929	0.34%
BMW US Capital Inc.	5.730%	11/1/2015	10/16/2007	12,000,000	13,290,360	0.80%
Calpine Corp.	7.500%	2/15/2021	10/18/2010-10/19/2010	8,363,275	8,955,375	0.54%
Crown Castle Towers LLC	5.495%	1/15/2017	1/8/2010	4,500,000	4,915,003	0.30%
Crown Castle Towers LLC	6.113%	1/15/2020	1/8/2010	8,975,000	9,987,622	0.60%
Crown Castle Towers LLC	4.883%	8/15/2020	7/29/2010	5,900,000	6,078,971	0.37%
Emigrant Capital Trust II	3.119%	4/14/2034	8/11/2004	846,511	383,595	0.02%
Eszoplicone Royalty SUB LLC, Series IV	12.000%	3/15/2014	7/29/2005	264,185	258,902	0.02%
First Tennessee Bank	3.750%	-	3/16/2005	1,500,000	1,017,187	0.06%
FMR Corp.	7.490%	6/15/2019	3/6/2007	5,607,480	5,771,070	0.35%
GTP Towers Issuer LLC	8.112%	2/15/2015	2/11/2010	15,000,000	15,469,875	0.94%
Indianapolis Power & Light Co.	6.300%	7/1/2013	7/30/2003 - 2/6/2006	400,582	425,897	0.03%
Marriott Vacation Club Owner Trust, Series 2006-2A, Class A	5.362%	4/20/2014	10/31/2006	125,783	127,075	0.01%
Marriott Vacation Club Owner Trust, Series 2010-1A, Class A	3.540%	12/20/2032	11/5/2010	6,183,538	6,314,788	0.38%
Northern Natural Gas Co.	5.375%	10/31/2012	10/9/2002	349,925	359,303	0.02%
N-Star Real Estate Ltd, Series 2004-2A, Class C2B	6.591%	6/28/2014	6/16/2004	564,568	159,924	0.01%
SBA Towers Trust	4.254%	4/15/2015	4/8/2010	550,000	574,880	0.04%
Sinclair Television Group Inc.	9.250%	11/1/2017	11/17/2011	648,498	670,500	0.04%
Sweetwater Investors LLC	5.875%	5/15/2014	5/31/2005 - 12/15/2005	222,966	218,350	0.01%
Tenaska Alabama II Partners LP	6.125%	3/30/2023	10/9/2003 - 1/19/2005	227,039	245,040	0.02%
Tenaska Virginia Partners LP	6.119%	3/30/2024	4/29/2004 - 1/19/2005	199,878	207,381	0.01%
Tuckahoe Credit Lease Trust	9.310%	10/20/2025	12/11/2009	4,219,229	5,197,220	0.31%
USG Corp.	8.375%	10/15/2018	11/8/2010-11/9/2010	8,493,246	8,652,000	0.52%
West Fraser Timber Co. Ltd.	5.200%	10/15/2014	6/12/2006 - 8/3/2009	8,224,883	9,354,500	0.56%
WPD Holdings	7.250%	12/15/2017	10/15/2003 - 6/30/2006	861,129	1,004,034	0.06%
				$ 113,938,283	$ 120,191,719	7.26%

^	144A securities with a liquid trading market as determined by the Adviser under the supervision of the Board of Trustees. Such securities represent 4.19% of the Fund's net assets as of March 31, 2012.

(3)	This security has been valued in good faith by management under the direction of the Board of Trustees. As of March 31, 2012 these securities represented 1.29% of the Fund's net assets.
(4)	Income is not being accrued on this security due to the issuer’s default or expected default on interest payments.
(5)	The expected maturity date listed herein differs from the legal maturity date due to call or put features or due to the expected schedule of principal payments.

WESTCORE COLORADO TAX-EXEMPT FUND AS OF MARCH 31, 2012 (Unaudited)
	Principal Amount	Market Value
CERTIFICATES OF PARTICIPATION		12.72%
Auraria Higher Education Center,,
6.000%, 5/1/2024, Optional 5/1/2019 @ 100.00	499,000	$561,565
City of Aurora,:
5.000%, 12/1/2026, Optional 12/1/2019 @ 100.00	1,000,000	1,107,040
5.000%, 12/1/2030, Optional 12/1/2019 @ 100.00	675,000	735,844
Colorado State Higher Education Capital Construction Lease Purchase Program:
5.250%, 11/1/2023, Optional 11/1/2018 @ 100.00	1,000,000	1,112,510
5.000%, 11/1/2025	1,000,000	1,133,150
Colorado State, University of Colorado at Denver Health Sciences Center Fitzsimons Academic,,
5.000%, 11/1/2018, Optional 11/1/2015 @ 100.00, NATL-RE	700,000	771,841
Denver City & County, Denver Botanic Gardens,,
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	625,000	704,856
Douglas & Elbert Counties School District No. Re-1,,
5.000%, 1/15/2025, Optional 1/15/2019 @ 100.00	1,000,000	1,099,930
Eagle County, Justice Center Project,,
5.250%, 12/1/2023, Optional 12/1/2018 @ 100.00	500,000	568,070
El Paso County School District No. 49 Falcon,
5.000%, 12/15/2028, Optional 12/15/17 @ 100.00	800,000	873,984
Fort Collins,,
5.375%, 6/1/2023, Optional 6/1/2014 @ 100.00, AMBAC	1,000,000	1,075,760
Garfield County Public Library District,,
5.000%, 12/1/2024, Optional 12/1/2019 @ 100.00	675,000	720,947
Northern Colorado Water Conservancy District,,
5.625%, 10/1/2018, Optional 10/1/2012 @ 100.00, NATL-RE	510,000	519,858
Pueblo Co., Police Complex Project,,
5.500%, 8/15/2018, AGM	500,000	590,635
Regional Transportation District,:
4.500%, 6/1/2019, Optional 6/1/2015 @ 100.00, AMBAC	620,000	654,708
5.000%, 6/1/2020	1,200,000	1,398,936
5.000%, 12/1/2022, Optional 12/1/2017 @ 100.00, AMBAC	1,000,000	1,110,480
State of Colorado, Building Excellent Schools Today,,
5.000%, 3/15/2024, Optional 3/15/2021 @ 100.00	1,000,000	1,146,610
University of Colorado,,
5.000%, 6/1/2023, Prerefunded 6/1/2013 @ 100.00	150,000	$158,145

Total Certificates of Participation
(Cost $15,339,629)		$16,044,869

GENERAL OBLIGATION BONDS		42.05%
County-City-Special District-School District		42.05%
Adams & Arapahoe Counties Joint School District 28J:
5.000%, 12/1/2026, Optional 12/1/2022 @ 100.00	1,500,000	1,771,875
6.250%, 12/1/2026, Prerefunded 12/1/2018 @ 100.00	1,250,000	1,636,888
Adams 12 Five Star Schools,
zero coupon, 12/15/2024, Optional 12/15/2016 @ 67.784, FGIC	2,385,000	1,420,029
Arapahoe County School District No. 1 Englewood:
5.000%, 12/1/2028, Optional 12/1/2021 @ 100.00	975,000	1,126,798
5.000%, 12/1/2029, Optional 12/1/2021 @ 100.00	2,440,000	2,826,496
Arapahoe County School District No. 5 Cherry Creek,
5.000%, 12/15/2026, Optional 12/15/2018 @ 100.00	1,000,000	1,149,920
Arapahoe County School District No. 6 Littleton,
5.250%, 12/1/2021, Prerefunded 12/1/2012 @ 100.00, NATL-RE FGIC	500,000	516,705
Arapahoe Park & Recreation District,
5.250%, 12/1/2022, Prerefunded 12/1/2012 @ 100.00, NATL-RE FGIC	750,000	775,058
Boulder Larimer & Weld Counties St. Vrain Valley School District Re1J,
5.000%, 12/15/2026, Optional 12/15/2016 @ 100.00	1,000,000	1,126,660
City & County of Denver Justice System,
5.000%, 8/1/2025, Optional 8/1/2018 @ 100.00	750,000	850,118
City & County of Denver, School District No. 1, Series A,
5.500%, 12/1/2022, FGIC	500,000	641,190
Clear Creek County School District Re-1,
4.300%, 12/1/2013, Prerefunded 12/1/2012 @ 100.00, AGM	125,000	128,395
Denver City & County School District No. 1:
5.000%, 12/1/2018	1,000,000	1,209,690
5.250%, 12/1/2025, Optional 6/1/2019 @ 100.00	2,500,000	3,022,625
Douglas & Elbert Counties School District Re-1:
5.000%, 12/15/2017, Optional 12/15/2014 @ 100.00, AGM	1,325,000	1,467,928
5.000%, 12/15/2023, Optional 12/15/2017 @ 100.00	1,250,000	1,521,562
Eagle, Garfield & Routt Counties School District Re-50J,
5.000%, 12/1/2026, Optional 12/1/2016 @ 100.00, AGM	2,500,000	$2,826,000
El Paso County School District 2,
5.000%, 12/1/2023, Prerefunded 12/1/2012 @ 100.00, NATL-RE	250,000	257,940
El Paso County School District No. 20:
zero coupon, 12/15/2013, AGM	500,000	488,300
4.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	500,000	556,015
Garfield County, Garfield School District Re-2:
4.000%, 12/1/2024, Optional 12/15/2022 @ 100.00	1,000,000	1,104,070
5.000%, 12/1/2024, Prerefunded 12/1/2016 @ 100.00, AGM	800,000	949,696
4.750%, 12/1/2025, Optional 12/1/2016 @ 100.00, AGM	1,000,000	1,080,490
5.000%, 12/1/2027, Optional 12/1/2016 @ 100.00, AGM	250,000	276,270
Garfield, Pitkin & Eagle Counties Roaring Fork School District Re-1:
5.000%, 12/15/2020, Prerefunded 12/15/2014 @ 100.00, AGM	500,000	560,200
5.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	1,500,000	1,778,490
5.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	1,500,000	1,784,100
Grand County School District No. 2 East Grand,
4.000%, 12/1/2023, Optional 12/15/2021 @ 100.00	585,000	660,939
Gunnison Watershed School District No. Re 1J:
5.250%, 12/1/2024, Optional 12/1/2018 @ 100.00	1,000,000	1,157,050
5.000%, 12/1/2028, Optional 12/1/2018 @ 100.00, AGM	1,200,000	1,342,296
Ignacio School District 11JT:
5.250%, 12/1/2024, Optional 12/15/2021 @ 100.00	500,000	600,205
5.000%, 12/1/2029, Optional 12/15/2021 @ 100.00	1,000,000	1,140,470
Jefferson County School District R-1:
5.250%, 12/15/2024	1,500,000	1,888,515
5.250%, 12/15/2025, Optional 12/15/2016 @ 100.00, AGM	500,000	561,980
La Plata County School District No. 9-R Durango:
5.250%, 11/1/2020, Prerefunded 11/1/2012 @ 100.00, NATL-RE	125,000	128,611
5.000%, 11/1/2022, Optional 11/1/2021 @ 100.00	1,500,000	1,821,810
4.500%, 11/1/2023, Optional 11/1/2021 @ 100.00	1,000,000	1,152,790
5.000%, 11/1/2024, Optional 11/1/2021 @ 100.00	1,000,000	1,187,330
Lincoln Park, Metropolitan District,
5.625%, 12/1/2020, Optional 12/1/2017 @ 100.00	250,000	$258,720
Logan County School District No Re-1 Valley-Sterling:
4.000%, 12/15/2022, Optional 12/15/2021 @ 100.00	320,000	364,944
4.000%, 12/15/2023, Optional 12/15/2021 @ 100.00	440,000	495,299
4.000%, 12/15/2024, Optional 12/15/2021 @ 100.00	175,000	194,922
Mesa County Valley School District 51 Grand Junction:
5.000%, 12/1/2021, Prerefunded 12/1/2014 @ 100.00, NATL-RE	525,000	587,307
5.000%, 12/1/2022, Prerefunded 12/1/2014 @ 100.00, NATL-RE	300,000	335,604
5.000%, 12/1/2024, Prerefunded 12/1/2014 @ 100.00, NATL-RE	1,000,000	1,118,680
Moffat County School District No. Re-1 Craig,
5.250%, 12/1/2026, Optional 12/1/2017 @ 100.00, AGM	1,030,000	1,161,160
Pitkin County School District No. 001, Aspen,
5.375%, 12/1/2026, Optional 12/1/2019 @ 100.00	225,000	264,001
Pueblo County School District 60:
5.000%, 12/15/2021	750,000	922,890
5.000%, 12/15/2022	500,000	615,620
Rio Blanco County School District No. Re-1 Meeker,
5.250%, 12/1/2022, Optional 12/1/2018 @ 100.00	575,000	668,736
Summit County, Summit County School District Re-1:
5.000%, 12/1/2023, Prerefunded 12/1/2014 @ 100.00, NATL-RE-FGIC	200,000	223,736
4.000%, 12/1/2024, Optional 12/1/2021 @ 100.00	1,020,000	1,117,492
Weld & Adams County School District Re-3,
5.000%, 12/15/2021, Prerefunded 12/15/2014 @ 100.00, AGM	200,000	224,080

Total General Obligation Bonds
(Cost $50,582,824)		$53,048,695

REVENUE BONDS		41.82%
Airports		1.76%
City & County of Denver Airport Series A Revenue:
5.000%, 11/15/2018, Optional 11/15/2015 @ 100.00, XLCA	1,000,000	1,114,800
5.250%, 11/15/2028, Optional 11/15/2019 @ 100.00	1,000,000	1,111,100
		2,225,900

General		3.76%
Boulder County Open Space Capital Improvement Trust Fund,
5.000%, 12/15/2025, Optional 12/15/2018 @ 100.00	1,000,000	1,134,110
Boulder County Open Space Capital Improvement Trust Fund, Series A,
5.000%, 1/1/2024, Prerefunded 1/1/2015 @ 100.00, AGM	1,645,000	$1,843,420
Grand Junction,
5.000%, 3/1/2022, Optional 9/1/2021 @ 100.00	500,000	598,645
Regional Transportation District, Colorado Sales Tax Revenue, Series A,
5.000%, 11/1/2027, Optional 11/1/2016 @ 100.00, AMBAC	500,000	566,665
Town of Castle Rock Sales and Use Tax Revenue,
6.000%, 6/1/2023, Optional 6/1/2018 @ 100.00, AGM	500,000	599,925
		4,742,765

Higher Education		5.37%
Colorado Educational & Cultural Facilities Authority:
University of Denver:
5.000%, 3/1/2018, Optional 9/1/2015 @ 100.00, NATL-RE	500,000	546,410
5.000%, 3/1/2021, Optional 9/1/2015 @ 100.00, MBIA-RE FGIC	300,000	324,045
Colorado School of Mines Auxiliary Facility Revenue Enterprise:
5.250%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	420,000	434,032
5.250%, 12/1/2020, Optional 12/1/2012 @ 100.00, AMBAC	85,000	86,335
Colorado State Board of Governors,
5.250%, 3/1/2024, Optional 3/1/2017 @ 100.00, NATL-RE	500,000	556,770
Colorado State Board of Governors University - Enterprise Revenue Bonds:
5.000%, 12/1/2020, Prerefunded 12/1/2015 @ 100.00, XLCA	500,000	577,125
5.000%, 3/1/2029, Optional 3/1/2022 @ 100.00	1,500,000	1,708,530
Colorado State College Board of Trustees, Auxiliary Facilities System - Enterprise Revenue Bonds,
5.000%, 5/15/2022, Prerefunded 5/15/2013 @ 100.00, NATL-RE	660,000	680,803
Mesa State College, Auxiliary Facility Enterprise Revenue,
5.700%, 5/15/2026, Prerefunded 11/15/2017 @ 100.00	250,000	313,987
University of Colorado Enterprise Systems Revenue, Series A-1,
5.000%, 6/1/2028, Optional 6/1/2022 @ 100.00	500,000	581,275
University of Colorado Enterprise Systems Revenue, Series B:
5.000%, 6/1/2024, Prerefunded 6/1/2013 @ 100.00, FGIC	150,000	158,235
5.000%, 6/1/2026, Optional 6/1/2015 @ 100.00, NATL-RE	750,000	812,520
		6,780,067

Medical		11.12%
Aspen Valley Hospital District,
5.000%, 10/15/2021, Optional 10/15/2016 @ 100.00	600,000	$615,624
Aurora Colorado Hospital Revenue, Children's Hospital,
5.000%, 12/1/2022, Optional 12/1/2018 @ 100.00, AGM	1,000,000	1,089,920
Colorado Health Facilities Authority Revenue, Adventist Sunbelt:
5.125%, 11/15/2020, Prerefunded 11/15/2016 @ 100.00	345,000	410,557
5.250%, 11/15/2027, Optional 11/15/2016 @ 100.00(1)	1,000,000	1,088,590
Colorado Health Facilities Authority Revenue, Catholic Health Initiatives:
5.000%, 2/1/2023, Optional 2/1/2021 @ 100.00	500,000	578,270
5.250%, 7/1/2024, Optional 7/1/2019 @ 100.00	1,000,000	1,152,460
4.750%, 9/1/2025, Optional 5/1/2018 @ 100.00	660,000	715,678
Colorado Health Facilities Authority Revenue, Covenant Retirement Communities Inc.,
5.250%, 12/1/2025, Optional 12/1/2015 @ 100.00	500,000	505,260
Colorado Health Facilities Authority Revenue, Evangelical Lutheran:
5.250%, 6/1/2018, Optional 6/1/2016 @ 100.00	750,000	828,142
5.250%, 6/1/2020, Optional 6/1/2016 @ 100.00	500,000	540,400
5.250%, 6/1/2023, Optional 6/1/2016 @ 100.00	400,000	424,464
Colorado Health Facilities Authority Revenue, Park View Medical Center:
5.000%, 9/1/2020, Optional 9/15/2015 @ 100.00	450,000	482,715
5.000%, 9/1/2025, Optional 9/1/2017 @ 100.00	450,000	469,449
Colorado Health Facilities Authority Revenue, Sisters Leavenworth, Series B,
5.000%, 1/1/2023, Optional 1/1/2020 @ 100.00	1,000,000	1,137,210
Colorado Health Facilities Authority Revenue, Vail Valley Medical Center:
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	700,000	784,588
5.000%, 1/15/2020, Optional 1/15/2015 @ 100.00	240,000	253,822
Colorado Health Facilities Authority Revenue, Valley View Hospital Association,
5.000%, 5/15/2027, Optional 5/15/2017 @ 100.00	250,000	254,955
Colorado Health Facilities Authority Revenue, Yampa Valley Medical Center,
5.000%, 9/15/2022, Optional 9/15/2017 @ 100.00	850,000	873,613
Colorado Health Facilities Authority, Poudre Valley Health, Series A,
5.000%, 3/1/2025, Optional 3/1/2015 @ 100.00	700,000	$735,301
Denver Health & Hospital Authority:
5.000%, 12/1/2018, Optional 12/1/2016 @ 100.00	500,000	548,625
5.000%, 12/1/2020, Optional 12/1/2016 @ 100.00	500,000	535,065
		14,024,708

Special Tax		5.82%
Aurora Colorado Golf Course Enterprise:
4.125%, 12/1/2013	110,000	111,448
4.250%, 12/1/2014	125,000	126,689
4.375%, 12/1/2015	125,000	125,729
Broomfield Sales & Use Tax,
5.200%, 12/1/2017, Optional 12/1/2012 @ 100.00, AMBAC	500,000	512,430
Colorado Educational & Cultural Facilities Authority:
Academy Charter School:
5.000%, 12/15/2015, Mandatory Sinking Fund 12/15/2013 @ 100.00	390,000	424,792
5.000%, 12/15/2021, Optional 12/15/2015 @ 100.00, MORAL OBLG	180,000	186,302
4.625%, 12/15/2028, Optional 12/15/2015 @ 100.00, MORAL OBLG	250,000	243,875
Bromley East Charter School,
5.125%, 9/15/2025, Optional 9/15/2015 @ 100.00, XLCA	500,000	514,525
Cherry Creek Academy,
4.000%, 4/1/2022	250,000	248,980
Kent Denver School,
5.000%, 10/1/2019	115,000	130,411
Denver City & County Golf Enterprise:
5.500%, 9/1/2012, Mandatory Sinking Fund 9/1/2010 @ 100.00	90,000	91,257
4.600%, 9/1/2015	185,000	189,150
5.000%, 9/1/2018, Optional 9/1/2016 @ 100.00	350,000	357,616
5.000%, 9/1/2019, Optional 9/1/2016 @ 100.00	500,000	508,475
Grand Junction Leasing Authority Capital Improvement:
5.000%, 6/15/2020, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	430,080
5.000%, 6/15/2023, Optional 6/15/2016 @ 100.00, NATL-RE	390,000	427,304
Northwest Parkway Public Highway Authority Revenue,
5.800%, 6/15/2025, Prerefunded 6/15/2016 @ 100.00, AGM	960,000	1,144,128
Superior Open Space Sales & Use Tax:
4.625%, 6/1/2015	100,000	104,766
4.750%, 6/1/2017, Optional 6/1/2016 @ 100.00	325,000	342,381
5.000%, 6/1/2026, Optional 6/1/2016 @ 100.00	1,085,000	$1,119,828
		7,340,166

Transportation		1.05%
Colorado Department of Transportation:
5.000%, 12/15/2016, Prerefunded 12/15/2014 @100.00, NATL-RE FGIC	975,000	1,092,390
5.000%, 12/15/2016, NATL-RE FGIC	205,000	227,636
		1,320,026

Utilities		12.94%
Brighton Colorado Water Activity Enterprise,
5.000%, 12/1/2029, Optional 12/1/2019 @ 100.00	1,515,000	1,699,951
Broomfield Water Activity Enterprise,
5.500%, 12/1/2018, Optional 12/1/2012 @ 100.00, NATL-RE	500,000	503,985
Colorado Springs Colorado Utilities Revenue,
5.000%, 11/15/2027, Optional 11/15/2021 @ 100.00	1,000,000	1,162,300
Colorado Water Resources & Power Development Authority,
5.000%, 9/1/2022, Optional 9/1/2014 @ 100.00	650,000	706,511
Colorado Water Resources & Power Development Authority, Drinking Water,
5.000%, 9/1/2017, Optional 9/1/2012 @ 100.00	500,000	508,290
Colorado Water Resources & Power Development Authority, East Cherry Creek Valley Water & Sanitation District,
4.250%, 11/15/2025, Optional 11/15/2015 @ 100.00, NATL-RE	1,420,000	1,458,723
Colorado Water Resources & Power Development Authority, Parker Water & Sanitation District,
5.000%, 9/1/2026, Optional 9/1/2014 @ 100.00, NATL-RE	500,000	511,355
Colorado Water Resources & Power Development Authority, Steamboat Springs Utility Enterprise Project,
5.000%, 8/1/2031, Optional 8/1/2021 @ 100.00	625,000	692,194
Colorado Water Resources & Power Development Authority, Waste Water Revolving Fund,
5.500%, 9/1/2019	500,000	629,740
Denver City & County Board of Water Commissioners,
5.000%, 12/15/2029, Optional 12/15/2017 @ 100.00, AGM	1,575,000	1,761,512
Fort Collins Colorado Waste Water Utility Enterprise:
5.000%, 12/1/2026, Optional 12/1/2018 @ 100.00	1,000,000	1,113,470
5.000%, 12/1/2027, Optional 12/1/2018 @ 100.00	465,000	516,582
Fort Collins, Larimer County Colorado Stormwater Utilities,
4.875%, 12/1/2020, Prerefunded 12/1/2012 @ 100.00, AMBAC	250,000	257,735
Golden Colorado Water & Waste Treatment,
4.950%, 11/15/2022, Optional 11/15/2013 @ 100.00, AGM	150,000	$156,210
Platte River Power Authority, Series HH:
5.000%, 6/1/2022, Optional 6/1/2019 @ 100.00	485,000	568,512
5.000%, 6/1/2027, Optional 6/1/2019 @ 100.00	2,000,000	2,257,260
5.000%, 6/1/2028, Optional 6/1/2019 @ 100.00	1,000,000	1,123,140
Pueblo County Pollution Control Public Service of Colorado Project,
5.100%, 1/1/2019, Optional anytime upon 30 days notice @ 100.00, AMBAC	150,000	150,149
Thornton Colorado Water Enterprise,
5.000%, 12/1/2021, Optional 12/1/2014 @ 100.00, NATL-RE	500,000	540,255
		16,317,874

Total Revenue Bonds
(Cost $50,013,525)		$52,751,506

MONEY MARKET MUTUAL FUNDS		2.18%
Fidelity Institutional Money Market Tax Exempt - Class I (7 Day Yield 0.010%)	2,750,618	2,750,618

Total Money Market Mutual Funds
(Cost $2,750,618)		2,750,618

Total Investments
(Cost $118,686,596)	98.77%	124,595,688

Other Assets in Excess of Liabilities	1.23%	1,545,804

Net Assets	100.00%	$126,141,492

Investment classifications presented herein are based on the categorization methodology of the Adviser to the Funds which may result in the designations for one Fund being different form another. Investment classifications are unaudited.

(1)	The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

See Notes to Quarterly Statements of Investments.

COMMON ABBREVIATIONS
AB	Aktiebolag is the Swedish equivalent of the term corporation.
ADR	American Depositary Receipt.
AG	Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.
AGM	Assured Guaranty Municipal.
AMBAC	Ambac Financial Group Incorporated.
BV	Besloten Vennootschap is a Dutch private limited liability company.
ETF	Exchange Traded Fund.
FGIC	Financial Guaranty Insurance Company.
FHLMC	Federal Home Loan Mortgage Corporation.
FNMA	Federal National Mortgage Association.
GNMA	Government National Mortgage Association.
LLC	Limited Liability Company.
LP	Limited Partnership.
Ltd.	Limited.
MBIA

MBIA Inc. delivers credit enhancement for the obligations of debt such as municipal bonds. The purchase of municipal bond insurance is used to improve or enhance the credit rating of a borrower’s debt financing.

MTNB	Medium Term Notes Bond.
MTNC	Medium Term Notes Class C.
MORAL OBLG

Charter School Moral Obligation Program. Moral Obligation bonds are revenue-backed, state issued municipal bonds, whose principal and interest is backed by the moral, but not legal, obligation of a state government.

NA	National Association.
NATL- RE	Third party insurer for municipal debt securities.
N.V.	Naamloze Vennootschap is the Dutch term for a public limited liability corporation.
PLC	Public Limited Company.
REIT(s)	Real Estate Investment Trust.
S.A.	Generally designates corporations in various countries, mostly those employing the civil law. This translates literally in all languages mentioned as anonymous company.
SAB de CV	Sociedad Anonima Bursatil de Capital Variable is a Spanish Variable Capital Company.
S.p.A.	Società Per Azioni is an Italian shared company.
XLCA	XL Capital Assurance Inc. delivers credit enhancement for the obligations of debt such as municipal bonds.

CURRENCY ABBREVIATIONS
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	Euro Currency
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
NOK	Norwegian Krone
NZD	New Zealand Dollar
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar

NOTES TO QUARTERLY STATEMENTS OF INVESTMENTS

March 31, 2012 (Unaudited)

1. ORGANIZATION

Westcore Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. Interests in the Westcore Growth, Westcore MIDCO Growth, Westcore Select, Westcore Blue Chip, Westcore Mid-Cap Value, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Micro-Cap Opportunity, Westcore International Small-Cap, Westcore Flexible Income, Westcore Plus Bond and Westcore Colorado Tax-Exempt Funds (the “Funds”) are represented by separate classes of beneficial interest of the Trust, which is organized as a Massachusetts business trust. The Funds offer Retail Class shares. The Westcore Growth, Westcore MIDCO Growth, Westcore Blue Chip, Westcore Small-Cap Opportunity, Westcore Small-Cap Value, Westcore Flexible Income and Westcore Plus Bond Funds offer Institutional Class shares. All classes of shares have identical rights to earnings, assets and voting privileges, except for class specific expenses and exclusive rights to vote on matters solely affecting such class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by each Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America for investment companies.

Use of Estimates – The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. The actual results could differ from those estimates.

Investment Valuation – All securities of the Funds are valued as of the close of regular trading on the New York Stock Exchange (“NYSE”), currently 4:00 p.m. (Eastern Time), on each day that the NYSE is open, subject to provisions in the prospectus and/or Statement of Additional Information regarding pricing at other times in case of an emergency and optional pricing of the Funds in the event that the NYSE does not open for business because of an emergency.

Securities that are traded on a recognized domestic stock exchange are generally valued at the last sales price as of the valuation time on the principal stock exchange on which they are traded. Securities that are principally traded on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) exchange are generally valued at the NASDAQ Official Closing Price (“NOCP”). Unlisted securities that are traded on the domestic over-the-counter market for which last sales prices are available, are generally valued at the last sales price as of the valuation time. In the absence of sales and NOCP, such securities are valued at the mean of the bid and asked prices.

Securities that are traded on a foreign stock exchange (and that are not listed on a recognized domestic stock exchange or traded on the NASDAQ exchange or the domestic over-the-counter market) are generally valued at the official closing price on the principal stock exchange on which they are traded. In the event that closing prices are not available for such foreign securities, such securities are generally valued at the last sales price occurring prior to the closing of its principal exchange. Exchange rates as of the close of regular trading on the NYSE are used to convert foreign security values into U.S. dollars. Forward foreign currency exchange contracts are valued on a daily basis based on the closing prices of the foreign currency rates as of the close of regular trading on the NYSE.

Redeemable securities issued by open-end registered investment companies are valued at the investment company’s applicable net asset value.

Fixed-income obligations, excluding municipal securities, having a remaining maturity of greater than 60 days, are typically valued at the mean between the evaluated bid and ask prices formulated by an independent pricing service. Municipal securities having a remaining maturity of greater than 60 days, are typically valued at the evaluated bid price formulated by an independent pricing service.

Securities having a remaining maturity of 60 days or less are valued at amortized cost which approximates market value.

When market quotations are not readily available or when events occur that make established valuation methods unreliable, securities of the Fund may be valued in good faith by or under the direction of the Board of Trustees. Factors which may be considered when determining the value of a security include (a) the fundamental data relating to the investment; (b) an evaluation of the forces which influence the market in which the security is sold, including the liquidity and depth of the market; (c) the market value at date of purchase; (d) information as to any transactions or offers with respect to the security or comparable securities; and (e) any other relevant matters.

Foreign Securities – All of the Funds, except the Westcore Colorado Tax-Exempt Fund, may invest at least a portion of their assets in foreign securities. As of March 31, 2012, all Funds were primarily invested in U.S. based issuers, as determined by the location of their headquarters, except Westcore International Small-Cap Fund. In the event that a Fund executes a foreign security transaction, the Fund will generally enter into a foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks. The accounting records of the Funds are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Concentration of Risk – The Westcore International Small-Cap Fund invests substantially all of its assets in foreign denominated equities. Therefore, it may be more affected by economic developments and currency fluctuations in those countries than a general domestic equity fund would be.

When-Issued Securities – Each Fund may purchase or sell securities on a “when issued” or “forward commitment” basis which involves a commitment by the Fund to purchase or sell particular securities with payment and delivery taking place at a future date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. Each Fund maintains, in a segregated account with its custodian, liquid assets with a market value at least equal to the amount of its purchase commitments. The purchase of securities on a when-issued or forward commitment basis may increase the volatility of the Fund’s net asset value to the extent each Fund makes such purchases while remaining substantially fully invested. Settlements in the ordinary course of business, which may take substantially more than three business days for non-US securities, are not treated by the Funds as “when-issued” or “forward commitment” transactions.

Other – For financial reporting purposes, the Funds’ investment transactions and shareholder transactions are accounted for on trade date. Dividend income is recorded on the ex-dividend date. Interest income, which includes amortization of premiums, accretion of discounts and income earned on money market funds, is accrued and recorded daily. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on an identified cost basis.  Other income is primarily comprised of consent fees which are compensation for agreeing to changes in the terms to debt instruments.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

Westcore Equity Funds

	Westcore Growth Fund	Westcore MIDCO Growth Fund	Westcore Select Fund
As of March 31, 2012
Gross appreciation (excess of value over tax cost)	$ 21,302,208	$ 21,382,503	$ 60,002,834
Gross depreciation (excess of tax cost over value)	(128,480)	(2,741,708)	(9,372,073)
Net unrealized appreciation/(depreciation)	$ 21,173,728	$ 18,640,795	$ 50,630,761
Cost of investment for income tax purposes	$ 52,683,577	$ 125,841,339	$ 623,552,582

	Westcore Blue Chip Fund	Westcore Mid-Cap Value Fund	Westcore Small-Cap Opportunity Fund
As of March 31, 2012
Gross appreciation (excess of value over tax cost)	$ 15,514,185	$ 8,937,136	$ 10,815,169
Gross depreciation (excess of tax cost over value)	(408,891)	(1,300,893)	(1,418,085)
Net unrealized appreciation/(depreciation)	$ 15,105,294	$ 7,636,243	$ 9,397,084
Cost of investment for income tax purposes	$ 57,134,234	$ 35,820,261	$ 40,650,334

	Westcore Small-Cap Value Fund	Westcore Micro-Cap Opportunity Fund	Westcore International Small-Cap Fund
As of March 31, 2012
Gross appreciation (excess of value over tax cost)	$ 55,756,689	$ 487,899	$ 31,080,173
Gross depreciation (excess of tax cost over value)	(5,334,510)	(75,543)	(8,173,228)
Net unrealized appreciation/(depreciation)	$ 50,422,179	$ 412,356	$ 22,906,945
Cost of investment for income tax purposes	$ 268,445,723	$ 2,975,546	$ 150,263,445

Westcore Bond Funds

	Westcore Flexible Income Fund	Westcore Plus Bond Fund	Westcore Colorado Tax-Exempt Fund
As of March 31, 2012
Gross appreciation (excess of value over tax cost)	$ 4,863,135	$ 91,088,379	$ 6,453,002
Gross depreciation (excess of tax cost over value)	(4,966,884)	(16,064,188)	(542,075)
Net unrealized appreciation/(depreciation)	$ (103,749)	$ 75,024,191	$ 5,910,927
Cost of investment for income tax purposes	$ 98,870,888	$ 1,585,945,174	$ 118,684,761

4. FAIR VALUE MEASUREMENTS

A three-tier hierarchy has been established to measure fair value based on the extent of use of “observable inputs” as compared to “unobservable inputs” for disclosure purposes and requires additional disclosures about these valuations measurements. Inputs refer broadly to the assumptions that market participants would use in pricing a security. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the security developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the security developed based on the best information available in the circumstances.

The three-tier hierarchy is summarized as follows:

Level 1 – Quoted & Unadjusted Prices in active markets for identical investments

Level 2 – Other Significant Observable Inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant Unobservable Inputs (including the Fund’s own assumptions in determining the fair value of investments).

The following is a summary of the inputs used as of March 31, 2012 in valuing the Funds’ assets:

Westcore Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 73,442,101	$ –	$ –	$ 73,442,101
Money Market Mutual Funds	415,204	–	–	415,204
TOTAL	$ 73,857,305	$ –	$ –	$ 73,857,305

Westcore MIDCO Growth Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 142,091,539	$ –	$ –	$ 142,091,539
Money Market Mutual Funds	2,390,595	–	–	2,390,595
TOTAL	$ 144,482,134	$ –	$ –	$ 144,482,134

Westcore Select Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 647,636,325	$ –	$ –	$ 647,636,325
Money Market Mutual Funds	26,547,018	–	–	26,547,018
TOTAL	$ 674,183,343	$ –	$ –	$ 674,183,343

Westcore Blue Chip Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 71,567,589	$ –	$ –	$ 71,567,589
Money Market Mutual Funds	671,939	–	–	671,939
TOTAL	$ 72,239,528	$ –	$ –	$ 72,239,528

Westcore Mid-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 42,964,152	$ –	$ –	$ 42,964,152
Money Market Mutual Funds	492,352	–	–	492,352
TOTAL	$ 43,456,504	$ –	$ –	$ 43,456,504

Westcore Small-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 47,921,258	$ –	$ –	$ 47,921,258
Money Market Mutual Funds	2,126,160	–	–	2,126,160
TOTAL	$ 50,047,418	$ –	$ –	$ 50,047,418

Westcore Small-Cap Value Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 305,669,490	$ –	$ –	$ 305,669,490
Money Market Mutual Funds	13,198,412	–	–	13,198,412
TOTAL	$ 318,867,902	$ –	$ –	$ 318,867,902

Westcore Micro-Cap Opportunity Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 3,226,593	$ –	$ –	$ 3,226,593
Money Market Mutual Funds	161,309	–	–	161,309
TOTAL	$ 3,387,902	$ –	$ –	$ 3,387,902

Westcore International Small-Cap Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$ 163,309,837	$ 5,237,867	$ –	$ 168,547,704
Money Market Mutual Funds	4,622,686	–	–	4,622,686
TOTAL	$ 167,932,523	$ 5,237,867	$ –	$ 173,170,390

Other Financial Instruments**
Assets:
Forward Foreign Currency Contracts	$ –	$ 934,928	$ –	$ 934,928
Liabilities:
Forward Foreign Currency Contracts	–	(26,986)	–	(26,986)
Total	$ –	$ 907,942	$ –	$ 907,942

Westcore Flexible Income Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Exchange Traded Funds	$ 2,165,350	$ –	$ –	$ 2,165,350
Convertible Preferred Stocks	1,302,129	–	–	1,302,129
Nonconvertible Preferred Stocks	2,202,232	–	915,000	3,117,232
Corporate Bonds	–	82,497,344	2,320,097	84,817,441
Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	–	1,771,538	133,270	1,904,808
Money Market Mutual Funds	5,460,179	–	–	5,460,179
TOTAL	$ 11,129,890	$ 84,268,882	$ 3,368,367	$ 98,767,139

Westcore Plus Bond Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Nonconvertible Preferred Stocks	$ 2,213,255	$ –	$ 2,379,000	$ 4,592,255
Corporate Bonds	–	816,705,191	18,766,482	835,471,673
Municipal Bonds	–	6,810,016	–	6,810,016
Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage- Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage Backed Securities	–	572,499,326	159,924	572,659,250
U.S. Government & Agency Obligations	–	70,208	–	70,208
U.S. Treasury Bonds & Notes	191,956,570	–	–	191,956,570
Money Market Mutual Funds	49,409,393	–	–	49,409,393
TOTAL	$ 243,579,218	$ 1,396,084,741	$ 21,305,406	$ 1,660,969,365

Westcore Colorado Tax-Exempt Fund

Investments in Securities at Value*	Level 1 - Quoted & Unadjusted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Municipal Bond	$ –	$ 121,845,070	$ –	$ 121,845,070
Money Market Mutual Funds	2,750,618	–	–	2,750,618
TOTAL	$ 2,750,618	$ 121,845,070	$ –	$ 124,595,688

*For detailed Industry descriptions, see the accompanying Statements of Investments.

**Other financial instruments are derivative instruments not reflected in the Statements of Investments.

Westcore International Small-Cap Fund utilizes a fair value evaluation service with respect to international securities with an earlier market closing than the Fund’s net asset value computation cutoff.

There were no significant transfers between Levels 1 and 2 during the period except in Westcore International Small-Cap Fund. The amount of the transfer was $5,237,867 and was a result of halted trading on the primary exchange of a portfolio holding. It is the Funds’ policy to recognize transfers into and out of all levels at the end of the reporting period.

All securities of the Funds, except for Westcore Flexible Income and Plus Bond Funds, were valued using either Level 1 or Level 2 inputs during the three months ended March 31, 2012. Thus a reconciliation of assets in which significant unobservable inputs (Level 3) were used is not applicable for these Funds.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

WESTCORE FLEXIBLE INCOME
Investments in Securities	Balance as of December 31, 2011	Accrued discount/ premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of March 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to Level 3 investments still held at March 31, 2012
Nonconvertible Preferred Stocks	$ 883,125	$ -	$ -	$ 31,875	$ -	$ -	$ 915,000	$ 31,875
Corporate Bonds	2,236,817	3,802	1,909	148,100	(70,531)	-	2,320,097	148,100

Collateralized Debt Obligations & Commercial Mortgage-Backed Securities	126,077	5,129	(3,251,456)	3,350,418	(96,898)	-	133,270	11,320
TOTAL	$3,246,019	$ 8,931	$ (3,249,547)	$3,530,393	$(167,429)	$ -	$3,368,367	$ 191,295

WESTCORE PLUS BOND FUND
Investments in Securities at Value	Balance as of December 31, 2011	Accrued Discount/ Premium	Realized gain/(loss)	Change in unrealized appreciation/ (depreciation)	Net purchases/ (sales)	Transfer in and/or (out) of Level 3	Balance as of March 31, 2012	Net change in unrealized appreciation/ (depreciation) attributable to level 3 investments still held at March 31, 2012
Nonconvertible Preferred Stocks	$ 2,296,125	$ -	$ -	$ 82,875	$ -	$ -	$ 2,379,000	$ 82,875
Corporate Bonds	18,332,924	4,172	4,878	521,259	(96,751)	-	18,766,482	521,259

Asset-Backed Securities, Collateralized Debt Obligations, Commercial Mortgage-Backed Securities, Residential Mortgage- Backed Securities & Agency Mortgage-Backed Securities	264,111	8,941	(4,693,773)	4,795,048	(214,403)	-	159,924	13,585
TOTAL	$20,893,160	$13,113	$(4,688,895)	$5,399,182	$ (311,154)	$ -	$21,305,406	$ 617,719

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

For fair value measurements using significant other observable inputs (Level 2), the Funds generally utilize an independent pricing service which utilizes evaluated pricing models that vary by asset class and incorporate available trade, bid and other market information, and for structured securities also incorporate cash flow and, when available, loan performance data. The independent pricing service’s evaluated pricing models apply available market information through processes such as benchmark curves, benchmarking of similar securities, and sector groupings. For certain securities, the independent pricing service uses model processes, such as the Option Adjusted Spread (benchmark driven) model, to assess interest rate impact and develop prepayment scenarios. With respect to trades and bids, the independent pricing service reviews the lot size to determine whether the information is representative of an orderly trading market. If the independent pricing service determines that trade or bid information is not consistent with other information available, the trade or bid will not be reflected in the evaluated price.

In the event the independent pricing service is unable to provide an evaluated price for a security or Denver Investments believes the price provided is not reliable, securities of the Funds may be valued in good faith as described above in Note 2. In these instances, at least one member of Denver Investments’ Management Committee and compliance department will typically seek input from the investment team of the Fund since they are typically the most knowledgeable of the relevant factors in valuing the securities. Denver Investments may seek to find an alternative independent source, such as a broker/dealer to provide a price quote, or by using evaluated pricing models similar to the techniques and models used by the independent pricing service. These fair value measurement techniques may utilize unobservable inputs (Level 3).

At least quarterly, Denver Investments receives a report on the pricing for all fair valued securities during the period along with any actual sales prices, broker quotes and/or pricing from the independent pricing service. Denver Investments uses this information to analyze changes in fair value measurements over the period and as a back test of pricing methods.

Then on at least a quarterly basis, Denver Investments presents the factors considered in determining the fair value measurements and presents that information to the Audit Committee which meets at least quarterly. The Audit Committee then will provide a recommendation to the Board for approval of the fair value measurements.

The table below provides additional information about the Level 3 Fair Value Measurements as of March 31, 2012:

Quantitative Information about Level 3 Fair Value Measurements
	Fair Value at 03/31/2012	Valuation Technique	Unobservable Input	Level/Range
FLEXIBLE INCOME FUND
Nonconvertible Preferred Stocks	$915,000	Consensus Pricing**	Broker Quotes	N/A
Corporate Bonds	$2,033,695	Adjusted Spread Pricing*	Comparability Adjustment	1.50%
			Liquidity Adjustment	2.00%
	$286,402	Consensus Pricing**	Broker Quotes	N/A
Collateralized Debt Obligations&Commercial
Mortgage-Backed Securities	$133,270	Consensus Pricing**	Broker Quotes	N/A

Total	$3,368,367
PLUS BOND FUND
Nonconvertible Preferred Stocks	$2,379,000	Consensus Pricing**	Broker Quotes	N/A
Corporate Bonds	$5,197,220	Adjusted Spread Pricing*	Comparability Adjustment	1.50%
			Liquidity Adjustment	2.00%
	$13,569,262	Consensus Pricing**	Broker Quotes	N/A
Asset-Backed Securities, Collateralized Debt
Obligations, Commercial Mortgage-Backed Securities,
Residential Mortgage-Backed Securities&Agency
Mortgage-Backed Securities	$159,924	Consensus Pricing**	Broker Quotes	N/A

Total	$21,305,406

*We identify comparable security(ies) and obtain market observable spreads to Treasuries, and then adjust for appropriate comparability or liquidity adjustments.

**Denver Investments seeks up to 3 independent price quotes, but in certain cases only one may be available. We evaluate whether the source of the pricing was using valuation techniques in accordance in accordance with topic 820 by developing an internal reasonableness check. For those quotes that are considered reasonable, quantitative unobservable inputs are not developed by Denver Investments.

Item 2 - Controls and Procedures.

(a)        The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)        There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

WESTCORE TRUST

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: May 29, 2012

            Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Todger Anderson
Todger Anderson
Principal Executive Officer and President

Date: May 29, 2012

By: /s/ Jasper R. Frontz
Jasper R. Frontz
Principal Financial Officer and Treasurer

Date: May 29, 2012